Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

July 31, 2020

ZEI-QTLY-0920
1.9881632.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	2,179	$19,001
YPF SA Class D sponsored ADR	4,233	26,372

TOTAL ARGENTINA		45,373

Australia - 4.2%
Afterpay Ltd. (a)	5,215	255,370
AGL Energy Ltd.	15,595	185,178
AMP Ltd. (a)	83,467	87,362
Ampol Ltd.	6,045	113,499
APA Group unit	28,775	226,141
Aristocrat Leisure Ltd.	14,084	263,431
ASX Ltd.	4,732	279,421
Aurizon Holdings Ltd.	47,491	150,988
Australia & New Zealand Banking Group Ltd.	69,201	878,901
BHP Billiton Ltd.	71,947	1,894,282
BlueScope Steel Ltd.	12,364	98,846
Brambles Ltd.	37,618	289,725
Cimic Group Ltd.	2,368	36,340
Coca-Cola Amatil Ltd.	12,338	72,106
Cochlear Ltd.	1,566	212,824
Coles Group Ltd.	32,626	423,536
Commonwealth Bank of Australia	43,200	2,197,534
Computershare Ltd.	11,843	113,634
Crown Ltd.	8,710	55,695
CSL Ltd.	11,092	2,140,456
DEXUS Property Group unit	26,764	162,724
Evolution Mining Ltd.	39,539	166,667
Fortescue Metals Group Ltd.	41,340	514,211
Goodman Group unit	40,169	485,870
Insurance Australia Group Ltd.	56,263	204,603
Lendlease Group unit	15,990	129,663
Macquarie Group Ltd.	8,224	725,582
Magellan Financial Group Ltd.	3,120	136,331
Medibank Private Ltd.	66,922	134,831
Mirvac Group unit	96,016	143,371
National Australia Bank Ltd.	77,972	973,409
Newcrest Mining Ltd.	19,731	495,926
Northern Star Resources Ltd.	18,073	199,623
Orica Ltd.	9,867	121,885
Origin Energy Ltd.	42,789	164,164
Qantas Airways Ltd.	25,000	57,692
QBE Insurance Group Ltd.	35,322	247,377
Ramsay Health Care Ltd.	4,332	191,828
realestate.com.au Ltd.	1,290	99,980
Rio Tinto Ltd.	9,071	661,039
Santos Ltd.	43,133	162,402
Scentre Group unit	127,896	186,406
SEEK Ltd.	8,186	126,737
Sonic Healthcare Ltd.	10,977	251,745
South32 Ltd.	119,781	176,290
SP AusNet	44,867	57,058
Stockland Corp. Ltd. unit	58,185	132,609
Suncorp Group Ltd.	30,652	187,239
Sydney Airport unit	26,800	100,140
Tabcorp Holdings Ltd.	48,621	123,665
Telstra Corp. Ltd.	101,488	242,902
The GPT Group unit	47,562	131,845
TPG Telecom Ltd. (a)	9,007	51,738
Transurban Group unit	66,624	657,349
Treasury Wine Estates Ltd.	17,577	135,625
Tuas Ltd. (a)	237	119
Vicinity Centres unit	94,770	88,360
Washington H. Soul Pattinson & Co. Ltd.	2,599	36,302
Wesfarmers Ltd.	27,714	921,702
Westpac Banking Corp.	88,135	1,058,393
WiseTech Global Ltd.	3,502	51,666
Woodside Petroleum Ltd.	23,412	334,701
Woolworths Group Ltd.	30,835	852,123

TOTAL AUSTRALIA		22,059,161

Austria - 0.1%
Andritz AG	1,810	60,722
Erste Group Bank AG	6,858	152,681
OMV AG	3,622	114,002
Raiffeisen International Bank-Holding AG (a)	3,728	63,895
Verbund AG	1,670	87,618
Voestalpine AG	2,898	63,990

TOTAL AUSTRIA		542,908

Bailiwick of Jersey - 0.4%
Experian PLC	22,184	774,890
Ferguson PLC	5,506	485,373
Glencore Xstrata PLC	244,213	558,895
Polymetal International PLC	5,727	143,260
WPP PLC	30,486	226,093

TOTAL BAILIWICK OF JERSEY		2,188,511

Belgium - 0.6%
Ageas	4,361	163,615
Anheuser-Busch InBev SA NV	18,613	1,010,745
Colruyt NV	1,363	79,571
Elia System Operator SA/NV	750	81,455
Galapagos Genomics NV (a)	1,032	191,664
Groupe Bruxelles Lambert SA	2,757	239,414
KBC Groep NV	6,097	347,629
Proximus	3,717	76,666
Sofina SA	376	105,412
Solvay SA Class A	1,811	140,924
Telenet Group Holding NV	1,109	43,109
UCB SA	3,091	396,328
Umicore SA	4,813	226,439

TOTAL BELGIUM		3,102,971

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	88,000	242,984
Alibaba Pictures Group Ltd. (a)	290,000	40,411
Beijing Enterprises Water Group Ltd.	120,000	50,940
Brilliance China Automotive Holdings Ltd.	74,000	75,716
Cheung Kong Infrastructure Holdings Ltd.	16,000	83,403
China Gas Holdings Ltd.	64,000	192,405
China Oriental Group Co. Ltd. (H Shares)	4,007	1,158
China Resource Gas Group Ltd.	22,000	108,435
Cosco Shipping Ports Ltd.	42,205	22,000
Credicorp Ltd. (United States)	1,678	213,391
Dairy Farm International Holdings Ltd.	8,465	36,371
GOME Electrical Appliances Holdings Ltd. (a)	238,000	34,394
Haier Electronics Group Co. Ltd.	31,000	135,797
Hongkong Land Holdings Ltd.	28,109	107,073
Jardine Matheson Holdings Ltd.	5,335	218,187
Jardine Strategic Holdings Ltd.	5,479	110,375
Kerry Properties Ltd.	15,500	36,879
Kunlun Energy Co. Ltd.	96,000	80,265
Luye Pharma Group Ltd. (b)	44,500	28,077
Nine Dragons Paper (Holdings) Ltd.	41,000	42,903
NWS Holdings Ltd.	39,000	30,192
Shenzhen International Holdings Ltd.	27,143	44,268

TOTAL BERMUDA		1,935,624

Brazil - 1.2%
Ambev SA	115,100	306,695
Atacadao Distribuicao Comercio e Industria Ltda	9,700	41,726
B2W Companhia Global do Varejo (a)	5,127	117,272
B2W Companhia Global do Varejo rights 8/25/20 (a)	339	455
Banco Bradesco SA	37,610	149,458
Banco do Brasil SA	20,800	133,894
Banco Santander SA (Brasil) unit	11,500	65,893
BB Seguridade Participacoes SA	16,900	90,161
BM&F BOVESPA SA	50,300	611,713
BR Malls Participacoes SA	18,600	35,299
Brasil Foods SA (a)	13,800	54,760
BTG Pactual Participations Ltd. unit	5,600	92,772
CCR SA	29,200	83,740
Centrais Eletricas Brasileiras SA (Electrobras)	7,700	54,526
Cielo SA	29,640	30,512
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	3,900	53,081
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	8,300	96,818
Companhia Siderurgica Nacional SA (CSN)	16,800	39,451
Cosan SA Industria e Comercio	3,800	65,852
CPFL Energia SA	5,300	31,902
Drogasil SA	5,400	128,464
Energisa SA unit	4,300	40,514
ENGIE Brasil Energia SA	6,450	57,087
Equatorial Energia SA	23,900	116,968
Hapvida Participacoes e Investimentos SA (b)	5,400	67,431
Hypermarcas SA	9,200	63,702
IRB Brasil Resseguros SA	23,300	35,598
IRB Brasil Resseguros SA rights 8/12/20 (a)	5,822	1,116
JBS SA	26,500	109,423
Klabin SA unit	16,800	66,536
Kroton Educacional SA	43,200	68,569
Localiza Rent A Car SA	14,730	143,783
Lojas Renner SA	19,430	153,196
Magazine Luiza SA	17,833	275,911
Multiplan Empreendimentos Imobiliarios SA	6,500	26,341
Natura & Co. Holding SA	18,213	164,235
Notre Dame Intermedica Participacoes SA (a)	11,700	149,733
Petrobras Distribuidora SA	18,500	80,503
Petroleo Brasileiro SA - Petrobras (ON)	93,344	406,190
Porto Seguro SA	2,300	23,822
Rumo SA (a)	26,500	112,877
Sul America SA unit	7,100	69,005
Suzano Papel e Celulose SA (a)	13,330	107,324
TIM Participacoes SA	20,500	61,894
Ultrapar Participacoes SA	17,500	63,538
Vale SA	90,273	1,050,594
Weg SA	20,480	264,414

TOTAL BRAZIL		6,064,748

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)	5,848	464,408
Air Canada (a)	3,424	38,625
Algonquin Power & Utilities Corp.	14,523	200,370
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,246	738,364
AltaGas Ltd.	6,905	86,503
ATCO Ltd. Class I (non-vtg.)	1,921	59,776
B2Gold Corp.	25,403	175,997
Bank of Montreal	15,660	856,743
Bank of Nova Scotia	29,672	1,218,602
Barrick Gold Corp. (Canada)	43,456	1,255,875
Bausch Health Cos., Inc. (Canada) (a)	7,788	142,393
BCE, Inc.	3,846	161,254
BlackBerry Ltd. (a)	12,904	61,175
Brookfield Asset Management, Inc. (Canada) Class A	32,717	1,056,656
CAE, Inc.	6,540	97,603
Cameco Corp.	9,690	98,531
Canadian Apartment Properties (REIT) unit	2,087	75,677
Canadian Imperial Bank of Commerce	10,911	755,368
Canadian National Railway Co.	17,448	1,704,354
Canadian Natural Resources Ltd.	28,914	510,088
Canadian Pacific Railway Ltd.	3,343	919,378
Canadian Tire Ltd. Class A (non-vtg.)	1,433	132,115
Canadian Utilities Ltd. Class A (non-vtg.)	3,261	83,652
CCL Industries, Inc. Class B	3,690	122,757
Cenovus Energy, Inc. (Canada)	25,570	113,776
CGI Group, Inc. Class A (sub. vtg.) (a)	5,900	421,407
CI Financial Corp.	5,314	73,038
Constellation Software, Inc.	494	584,328
Cronos Group, Inc. (a)	4,693	30,762
Dollarama, Inc.	7,245	264,930
Emera, Inc.	5,957	247,940
Empire Co. Ltd. Class A (non-vtg.)	4,246	109,078
Enbridge, Inc.	49,487	1,583,865
Fairfax Financial Holdings Ltd. (sub. vtg.)	657	205,853
First Capital Realty, Inc. unit	2,777	28,155
First Quantum Minerals Ltd.	14,355	121,317
Fortis, Inc.	11,377	463,336
Franco-Nevada Corp.	4,612	737,190
George Weston Ltd.	1,932	145,926
Gildan Activewear, Inc.	4,877	86,548
Great-West Lifeco, Inc.	6,864	121,348
Hydro One Ltd. (b)	8,069	171,928
iA Financial Corp, Inc.	2,640	92,694
IGM Financial, Inc.	2,086	51,284
Imperial Oil Ltd.	6,353	99,366
Intact Financial Corp.	3,504	382,564
Inter Pipeline Ltd.	10,346	96,937
Keyera Corp.	5,360	81,473
Kinross Gold Corp. (a)	30,671	286,228
Kirkland Lake Gold Ltd.	6,669	364,207
Loblaw Companies Ltd.	4,478	232,316
Lundin Mining Corp.	16,356	91,582
Magna International, Inc. Class A (sub. vtg.)	7,134	329,737
Manulife Financial Corp.	47,613	638,063
Metro, Inc. Class A (sub. vtg.)	6,330	277,689
National Bank of Canada	8,223	388,236
Nutrien Ltd.	14,009	456,212
Onex Corp. (sub. vtg.)	2,124	94,414
Open Text Corp.	6,696	301,394
Pan American Silver Corp.	5,140	192,030
Parkland Corp.	3,639	95,821
Pembina Pipeline Corp.	13,398	325,585
Power Corp. of Canada (sub. vtg.)	13,868	246,103
Quebecor, Inc. Class B (sub. vtg.)	4,386	100,068
Restaurant Brands International, Inc.	6,085	343,671
Restaurant Brands International, Inc.	829	46,855
RioCan (REIT)	3,998	44,653
Ritchie Bros. Auctioneers, Inc.	2,709	125,252
Rogers Communications, Inc. Class B (non-vtg.)	8,710	355,696
Royal Bank of Canada	34,812	2,401,455
Saputo, Inc.	6,042	147,864
Shaw Communications, Inc. Class B	11,536	211,006
Shopify, Inc. Class A (a)	2,553	2,610,809
Smart (REIT)	1,893	28,661
Sun Life Financial, Inc.	14,414	561,839
Suncor Energy, Inc.	37,381	588,016
TC Energy Corp.	22,949	1,045,979
Teck Resources Ltd. Class B (sub. vtg.)	11,907	120,630
TELUS Corp.	10,416	180,644
The Toronto-Dominion Bank	44,293	1,959,943
Thomson Reuters Corp.	4,321	301,497
TMX Group Ltd.	1,401	143,212
Wheaton Precious Metals Corp.	10,941	593,589
WSP Global, Inc.	2,796	175,573
Yamana Gold, Inc.	23,322	151,481

TOTAL CANADA		33,889,317

Cayman Islands - 7.8%
3SBio, Inc. (a)(b)	31,500	38,286
51job, Inc. sponsored ADR (a)	654	44,394
58.com, Inc. ADR (a)	2,344	129,787
AAC Technology Holdings, Inc.	18,000	141,911
Agile Property Holdings Ltd.	28,000	35,513
Airtac International Group	3,000	62,734
AK Medical Holdings Ltd. (b)	10,000	29,225
Alibaba Group Holding Ltd. sponsored ADR (a)	45,888	11,518,772
Anta Sports Products Ltd.	26,000	246,571
ASM Pacific Technology Ltd.	7,500	84,287
Autohome, Inc. ADR Class A	1,455	127,531
Baidu.com, Inc. sponsored ADR (a)	6,712	801,413
Baozun, Inc. sponsored ADR (a)(c)	1,077	45,299
BeiGene Ltd. ADR (a)	986	206,074
Best, Inc. ADR (a)	5,017	21,122
Bilibili, Inc. ADR (a)	2,375	103,503
Bosideng International Holdings Ltd.	80,000	23,122
Budweiser Brewing Co. APAC Ltd. (b)	42,100	152,641
Chailease Holding Co. Ltd.	29,981	125,083
Cheung Kong Property Holdings Ltd.	62,500	347,164
China Aoyuan Group Ltd.	29,000	36,520
China Conch Venture Holdings Ltd.	40,000	171,864
China East Education Holdings Ltd. (b)	13,500	31,702
China Education Group Holdings Ltd.	14,000	26,554
China Feihe Ltd. (b)	22,000	42,295
China Hongqiao Group Ltd.	43,000	24,689
China Liansu Group Holdings Ltd.	27,000	52,117
China Literature Ltd. (a)(b)	7,400	48,647
China Medical System Holdings Ltd.	34,000	41,193
China Mengniu Dairy Co. Ltd.	69,000	323,620
China Overseas Property Holdings Ltd.	30,000	31,315
China Resources Cement Holdings Ltd.	60,000	82,061
China Resources Land Ltd.	80,000	333,406
China State Construction International Holdings Ltd.	50,000	29,547
China Yuhua Education Corp. Ltd. (b)	28,000	27,060
CIFI Holdings Group Co. Ltd.	79,655	71,533
CK Hutchison Holdings Ltd.	66,000	430,474
Country Garden Holdings Co. Ltd.	185,184	237,743
Country Garden Services Holdings Co. Ltd.	33,000	199,057
Ctrip.com International Ltd. ADR (a)	11,615	315,928
Dali Foods Group Co. Ltd. (b)	50,500	30,820
ENN Energy Holdings Ltd.	19,500	236,255
Evergrande Real Estate Group Ltd.	45,000	126,285
Future Land Development Holding Ltd.	52,000	49,314
GDS Holdings Ltd. ADR (a)(c)	1,928	154,799
Geely Automobile Holdings Ltd.	144,000	302,853
Genscript Biotech Corp. (a)	26,000	56,359
Greentown Service Group Co. Ltd.	36,000	49,237
GSX Techedu, Inc. ADR (a)	1,884	167,902
Haidilao International Holding Ltd. (b)	19,000	87,397
Haitian International Holdings Ltd.	16,000	36,830
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	12,000	51,869
Hengan International Group Co. Ltd.	16,000	134,292
Huazhu Group Ltd. ADR	3,217	110,440
Hutchison China Meditech Ltd. sponsored ADR (a)	1,704	46,212
HUYA, Inc. ADR (a)	1,512	36,772
Innovent Biologics, Inc. (a)(b)	23,000	140,962
iQIYI, Inc. ADR (a)	5,413	114,214
JD.com, Inc. sponsored ADR (a)	20,775	1,325,237
Jiayuan International Group Ltd.	11	5
Kaisa Group Holdings Ltd.	58,000	25,744
Kingboard Chemical Holdings Ltd.	16,500	48,221
Kingboard Laminates Holdings Ltd.	26,500	29,781
Kingdee International Software Group Co. Ltd.	57,000	157,387
Kingsoft Corp. Ltd.	20,000	101,803
Koolearn Technology Holding Ltd. (a)(b)	5,500	25,476
KWG Property Holding Ltd.	30,500	54,308
Lee & Man Paper Manufacturing Ltd.	34,000	20,926
Li Ning Co. Ltd.	51,000	164,181
Lijun International Pharmaceutical Holding Ltd.	38,000	23,976
Logan Property Holdings Co. Ltd.	33,000	57,141
Longfor Properties Co. Ltd. (b)	43,500	214,966
Meituan Dianping Class B (a)	86,900	2,151,673
Melco Crown Entertainment Ltd. sponsored ADR	5,300	87,238
Momo, Inc. ADR	3,711	68,542
NetEase, Inc. ADR	1,995	914,548
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,481	488,036
NIO, Inc. sponsored ADR (a)(c)	22,072	263,540
Noah Holdings Ltd. sponsored ADR (a)	840	25,595
Pinduoduo, Inc. ADR (a)	6,290	577,422
Ping An Healthcare and Technology Co. Ltd. (a)(b)	9,200	157,166
Sands China Ltd.	58,800	227,604
Semiconductor Manufacturing International Corp. (a)	81,000	317,152
Shenzhou International Group Holdings Ltd.	20,200	241,087
Shimao Property Holdings Ltd.	29,000	122,918
Shui On Land Ltd.	82,000	12,167
Silergy Corp.	2,000	119,542
SINA Corp. (a)	1,556	62,785
Sino Biopharmaceutical Ltd.	254,250	331,332
SOHO China Ltd. (a)	50,500	18,766
Sunac China Holdings Ltd.	62,000	291,989
Sunny Optical Technology Group Co. Ltd.	17,400	327,556
TAL Education Group ADR (a)	9,358	731,515
Tencent Holdings Ltd.	140,000	9,603,750
Tencent Music Entertainment Group ADR (a)	8,918	143,937
Tingyi (Cayman Islands) Holding Corp.	48,000	89,431
Tongcheng-Elong Holdings Ltd. (a)	21,200	38,897
Topsports International Holdings Ltd. (b)	31,000	37,279
Towngas China Co. Ltd.	624	300
Uni-President China Holdings Ltd.	32,000	34,683
Vinda International Holdings Ltd.	9,000	33,850
Vipshop Holdings Ltd. ADR (a)	10,774	245,324
Want Want China Holdings Ltd.	121,000	89,458
Weibo Corp. sponsored ADR (a)	1,373	47,451
WH Group Ltd. (b)	233,500	207,581
Wharf Real Estate Investment Co. Ltd.	41,000	144,949
Wuxi Biologics (Cayman), Inc. (a)(b)	22,500	463,337
Wynn Macau Ltd.	36,800	64,481
Xiaomi Corp. Class B (a)(b)	255,000	488,851
Xinyi Solar Holdings Ltd.	99,641	109,022
Yihai International Holding Ltd.	12,000	147,014
Yuzhou Properties Co.	42,409	19,042
YY, Inc. ADR (a)	1,419	113,265
Zai Lab Ltd. ADR (a)	1,285	97,801
Zhen Ding Technology Holding Ltd.	14,000	64,369
Zhenro Properties Group Ltd.	37,000	23,536
Zhongsheng Group Holdings Ltd. Class H	14,000	86,435
ZTO Express (Cayman), Inc. sponsored ADR	9,172	339,823

TOTAL CAYMAN ISLANDS		41,295,760

Chile - 0.2%
Aguas Andinas SA	64,203	22,570
Banco de Chile (a)	1,118,742	107,403
Banco de Credito e Inversiones	1,247	44,473
Banco Santander Chile	1,630,596	70,969
Cencosud SA	35,654	62,119
Cencosud Shopping SA	12,482	23,165
Colbun SA	196,203	35,503
Compania Cervecerias Unidas SA	3,868	30,047
Compania de Petroleos de Chile SA (COPEC)	9,585	78,244
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,854	27,481
Empresas CMPC SA	28,334	62,764
Enel Chile SA	684,437	58,765
Enersis SA	839,684	130,279
S.A.C.I. Falabella	18,787	67,002

TOTAL CHILE		820,784

China - 3.5%
A-Living Services Co. Ltd. (H Shares) (b)	10,500	59,272
Accelink Technologies Co. Ltd. (A Shares)	1,000	4,631
Addsino Co. Ltd. (A Shares)	2,300	5,840
AECC Aero-Engine Control Co. Ltd. (A Shares)	1,600	4,193
Agricultural Bank of China Ltd.:
(A Shares)	75,500	34,962
(H Shares)	718,000	254,764
Aier Eye Hospital Group Co. Ltd. (A Shares)	5,746	37,317
Air China Ltd.:
(A Shares)	15,500	15,177
(H Shares)	32,000	19,860
Aisino Co. Ltd. (A Shares)	2,600	6,519
Aluminum Corp. of China Ltd.:
(A shares) (a)	31,300	14,763
(H Shares) (a)	78,000	20,028
Angang Steel Co. Ltd.:
(A Shares)	6,700	2,584
(H Shares)	12,004	3,361
Angel Yeast Co. Ltd. (A Shares)	1,200	11,337
Anhui Conch Cement Co. Ltd.:
(A Shares)	6,400	56,355
(H Shares)	29,500	222,859
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	500	15,261
(B Shares)	5,200	57,359
Anhui Kouzi Distillery Co. Ltd. (A Shares)	900	6,449
Apeloa Pharmaceutical Co. Ltd. A Shares	1,800	6,142
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	300	9,391
Autobio Diagnostics Co. Ltd.	400	9,331
AVIC Aircraft Co. Ltd. (A Shares)	3,800	12,912
AVIC Aviation Engine Corp. PLC (A Shares)	3,100	16,386
AVIC Capital Co. Ltd. (A Shares)	11,800	8,019
AVIC Electromechanical Systems Co. Ltd. (A Shares) (a)	4,900	7,201
AVIC Jonhon OptronicTechnology Co. Ltd.	1,500	9,365
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	1,600	14,665
AviChina Industry & Technology Co. Ltd. (H Shares)	61,000	36,284
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	4,000	3,894
Baic Motor Corp. Ltd. (H Shares) (b)	41,500	20,241
Bank Communications Co. Ltd.:
(A Shares)	50,700	34,599
(H Shares)	224,000	124,279
Bank of Beijing Co. Ltd. (A Shares)	28,200	19,527
Bank of Chengdu Co. Ltd. (A Shares)	4,600	5,480
Bank of China Ltd.:
(A Shares)	21,900	10,455
(H Shares)	1,981,000	659,691
Bank of Hangzhou Co. Ltd. (A Shares)	7,900	10,692
Bank of Jiangsu Co. Ltd. (A Shares)	15,200	13,184
Bank of Nanjing Co. Ltd. (A Shares)	13,200	14,685
Bank of Ningbo Co. Ltd. (A Shares)	8,000	33,227
Bank of Shanghai Co. Ltd. (A Shares)	18,818	22,338
Baoshan Iron & Steel Co. Ltd. (A Shares)	25,200	17,775
BBMG Corp. (A Shares)	10,900	5,047
Beijing Capital Development Co. Ltd. (A Shares)	3,500	3,387
Beijing Capital International Airport Co. Ltd. (H Shares)	46,000	30,329
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	5,900	9,135
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	700	5,028
Beijing Enlight Media Co. Ltd. (A Shares)	4,000	7,627
Beijing Kunlun Tech Co. Ltd. (A Shares)	1,600	6,184
Beijing New Building Materials PLC (A Shares)	2,300	10,163
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	2,100	16,505
Beijing Originwater Technology Co. Ltd. (A Shares)	4,300	5,289
Beijing Shiji Information Technology Co. Ltd. (A Shares)	1,200	6,322
Beijing Shunxin Agriculture Co. Ltd.	1,100	9,759
Beijing Sinnet Technology Co. Ltd. (A Shares)	2,200	8,235
Beijing Thunisoft Corp. Ltd. (A Shares)	1,100	4,187
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	1,800	12,807
Beijing Tongrentang Co. Ltd. (A Shares)	2,400	9,304
Beijing Yanjing Brewery Co. Ltd. (A Shares)	4,200	4,612
Betta Pharmaceuticals Co. Ltd. (A Shares)	600	11,887
BGI Genomics Co. Ltd.	600	14,120
BOE Technology Group Co. Ltd. (A Shares)	47,100	31,534
Bohai Leasing Co. Ltd. (A shares) (a)	8,700	3,829
BTG Hotels Group Co. Ltd.	1,400	3,547
By-Health Co. Ltd. (A Shares)	2,300	8,250
BYD Co. Ltd.:
(A Shares)	2,600	31,829
(H Shares)	15,500	146,036
C&S Paper Co. Ltd. (A Shares)	1,900	6,649
Caitong Securities Co. Ltd.	5,100	12,240
Cansino Biologics, Inc. (H Shares) (a)(b)	1,400	49,025
Centre Testing International Group Co. Ltd. (A Shares)	1,000	3,358
CGN Power Co. Ltd. (H Shares) (b)	232,000	48,793
Chacha Food Co. Ltd. (A Shares)	700	5,811
Changchun High & New Technology Industry Group, Inc. (A Shares)	600	42,752
Changjiang Securities Co. Ltd. (A Shares)	7,600	9,414
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	400	8,545
Chaozhou Three-Circle Group Co. (A Shares)	2,400	9,848
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	1,100	7,533
Chengdu Xingrong Environment Co. Ltd. (A Shares)	4,100	2,998
China Aerospace Times Electronics Co. Ltd. (A Shares)	3,800	4,042
China Avionics Systems Co. Ltd. (A Shares)	1,900	4,761
China Cinda Asset Management Co. Ltd. (H Shares)	225,000	42,385
China CITIC Bank Corp. Ltd.:
(A Shares)	8,100	5,992
(H Shares)	220,000	95,945
China Communications Construction Co. Ltd.:
(A Shares)	7,100	8,041
(H Shares)	110,000	64,010
China Communications Services Corp. Ltd. (H Shares)	60,000	38,863
China Construction Bank Corp. (H Shares)	2,365,000	1,724,394
China Eastern Airlines Corp. Ltd.:
(A Shares)	18,600	11,760
(H Shares)	30,000	10,645
China Enterprise Co. Ltd. (A Shares)	5,400	3,298
China Everbright Bank Co. Ltd.:
(A Shares)	59,000	31,974
(H Shares)	78,000	29,287
China Film Co. Ltd. (A Shares)	2,200	4,583
China Fortune Land Development Co. Ltd. (A Shares)	5,460	13,581
China Galaxy Securities Co. Ltd.:
(A Shares)	6,200	11,618
(H Shares)	87,000	51,973
China Gezhouba Group Co. Ltd. (A Shares)	6,300	6,024
China Great Wall Securities Co. Ltd. (A Shares)	3,000	6,189
China Greatwall Technology Group Co. Ltd. (A Shares)	5,000	13,118
China Huarong Asset Management Co. Ltd. (b)	250,000	28,386
China International Capital Corp. Ltd. (H Shares) (b)	32,800	77,447
China International Travel Service Corp. Ltd. (A Shares)	2,700	94,062
China Jushi Co. Ltd. (A Shares)	5,000	9,921
China Life Insurance Co. Ltd.	4,500	23,541
China Life Insurance Co. Ltd. (H Shares)	181,000	415,198
China Longyuan Power Grid Corp. Ltd. (H Shares)	77,000	55,140
China Meheco Co. Ltd. (A Shares)	1,500	3,497
China Merchants Bank Co. Ltd.:
(A Shares)	27,300	136,204
(H Shares)	98,500	459,437
China Merchants Energy Shipping Co. Ltd. (A Shares)	9,200	8,244
China Merchants Property Operation & Service Co. Ltd. (A Shares)	1,400	6,784
China Merchants Securities Co. Ltd. (A Shares)	9,750	30,095
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	8,900	21,768
China Minsheng Banking Corp. Ltd.:
(A Shares)	20,300	16,123
(H Shares)	182,900	115,164
China Molybdenum Co. Ltd.:
(A Shares)	25,700	16,212
(H Shares)	84,000	34,032
China National Accord Medicines Corp. Ltd. (A Shares)	500	3,566
China National Building Materials Co. Ltd. (H Shares)	95,000	147,336
China National Chemical Engineering Co. Ltd. (A Shares)	6,600	5,450
China National Medicines Corp. Ltd. (A Shares)	1,100	6,934
China National Nuclear Power Co. Ltd. (A Shares)	17,000	10,578
China National Software & Service Co. Ltd. (A Shares)	700	9,518
China Northern Rare Earth Group High-Tech Co. Ltd. (a)	5,400	9,608
China Oilfield Services Ltd. (H Shares)	42,000	32,677
China Pacific Insurance (Group) Co. Ltd.	9,000	38,077
China Pacific Insurance (Group) Co. Ltd. (H Shares)	69,000	199,870
China Petroleum & Chemical Corp.:
(A Shares)	35,700	20,473
(H Shares)	596,000	253,908
China Railway Construction Corp. Ltd.:
(A Shares)	17,200	21,675
(H Shares)	49,500	39,535
China Railway Group Ltd.:
(A Shares)	37,000	29,546
(H Shares)	85,000	42,992
China Railway Signal & Communications Corp. (H Shares) (b)	42,000	18,263
China Reinsurance Group Corp. (H Shares)	143,000	15,683
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,500	6,516
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	16,044
(H Shares)	84,000	140,031
China Shipbuilding Industry Co. (A Shares)	31,200	21,426
China Shipping Development Co. Ltd.:
(A Shares)	5,200	5,345
(H Shares)	30,000	13,393
China South Publishing & Media Group Co. Ltd. (A Shares)	2,400	3,671
China Southern Airlines Ltd.:
(A Shares)	18,700	14,289
(H Shares)	32,000	14,823
China Spacesat Co. Ltd. (A Shares)	1,600	8,104
China State Construction Engineering Corp. Ltd. (A Shares)	56,900	41,032
China Telecom Corp. Ltd. (H Shares)	326,000	96,798
China Tower Corp. Ltd. (H Shares) (b)	1,088,000	197,938
China TransInfo Technology Co. Ltd. (A Shares)	2,100	7,060
China United Network Communications Ltd. (A Shares)	35,600	25,927
China Vanke Co. Ltd.:
(A Shares)	13,100	50,408
(H Shares)	43,800	137,894
China Yangtze Power Co. Ltd. (A Shares)	30,100	79,272
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,900	3,451
Chongqing Brewery Co. Ltd. (A Shares)	700	7,308
Chongqing Changan Automobile Co. Ltd. (A Shares)	5,400	8,570
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,100	6,213
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	60,000	24,309
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	2,200	58,665
CITIC Securities Co. Ltd.:
(A Shares)	13,500	57,986
(H Shares)	56,500	131,512
Contemporary Amperex Technology Co. Ltd.	3,000	91,254
COSCO Shipping Development Co. Ltd. (A Shares)	10,400	3,057
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	21,200	13,160
(H Shares) (a)	48,500	18,273
CRRC Corp. Ltd.:
(A Shares)	36,000	30,141
(H Shares)	112,000	48,700
CSC Financial Co. Ltd. (A Shares)	3,500	24,402
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	1,210	7,518
Daqin Railway Co. Ltd. (A Shares)	20,400	18,981
Dawning Information Industry Co. Ltd. (A Shares)	1,760	11,198
DHC Software Co. Ltd. (A Shares)	4,300	7,509
Dong E-E-Jiao Co. Ltd. (A Shares)	1,300	7,589
Dongfang Electric Corp. Ltd. (A Shares)	3,900	5,793
Dongfeng Motor Group Co. Ltd. (H Shares)	68,000	48,695
Dongxing Securities Co. Ltd. (A Shares)	3,700	7,294
East Money Information Co. Ltd. (A Shares)	11,360	43,436
Eve Energy Co. Ltd. (A shares)	2,471	21,326
Everbright Securities Co. Ltd. (A Shares)	5,300	18,244
Fangda Carbon New Material Co. Ltd. (A Shares)	5,740	5,629
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	1,700	6,919
Financial Street Holdings Co. Ltd. (A Shares)	3,700	3,660
First Capital Securities Co. Ltd. (A Shares)	5,200	8,089
Focus Media Information Technology Co. Ltd. (A Shares)	20,500	17,810
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	3,700	79,611
Founder Securities Co. Ltd. (A Shares)	11,200	13,777
Foxconn Industrial Internet Co. Ltd. (A Shares)	8,100	16,943
Fujian Star-net Communication Co. Ltd. (A Shares)	800	3,771
Fujian Sunner Development Co. Ltd. A Shares	1,900	7,818
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	8,745
(H Shares) (b)	13,600	37,991
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	100	8,889
GCL System Integration Technology Co. Ltd. (a)	7,700	3,389
GD Power Development Co. Ltd. (A Shares)	26,500	7,750
GEM Co. Ltd. (A Shares)	6,800	5,216
Gemdale Corp. (A Shares)	6,100	12,235
GF Securities Co. Ltd.:
(A Shares)	9,600	21,471
(H Shares)	39,800	47,707
Giant Network Group Co. Ltd. (A Shares)	2,200	6,655
Gigadevice Semiconductor Beijing, Inc. (A Shares)	600	19,914
Glodon Co. Ltd. (A Shares)	1,500	16,458
GoerTek, Inc. (A Shares)	4,500	27,548
Grandjoy Holdings Group Co. Ltd.	3,600	2,828
Great Wall Motor Co. Ltd. (H Shares)	76,500	74,720
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	4,200	34,268
Greenland Holdings Corp. Ltd. (A Shares)	10,900	12,767
GRG Banking Equipment Co. Ltd. (A Shares)	3,400	7,019
Guangdong Haid Group Co. Ltd. (A Shares)	2,200	20,139
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	4,100	4,250
Guangdong Hongda Blasting Co. Ltd. (A Shares)	1,000	8,029
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)	8,400	14,283
Guanghui Energy Co. Ltd. (A Shares) (a)	9,000	3,793
Guangzhou Automobile Group Co. Ltd.	600	929
Guangzhou Automobile Group Co. Ltd. (H Shares)	72,000	68,839
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	3,000	6,107
Guangzhou Baiyunshan Pharma Health (A Shares)	2,200	11,720
Guangzhou Haige Communications Group (A Shares)	3,300	6,813
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	8,294
Guangzhou R&F Properties Co. Ltd. (H Shares)	30,800	35,488
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	900	13,407
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	500	7,000
Guocheng Mining Co. Ltd. (A Shares) (a)	1,499	5,132
Guosen Securities Co. Ltd. (A Shares)	5,400	10,219
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	29,673
(H Shares) (b)	19,600	32,421
Guoyuan Securities Co. Ltd. (A Shares)	4,700	7,014
Hafei Aviation Industry Co. Ltd. (A Shares)	800	5,902
Haier Smart Home Co. Ltd. (A Shares) (d)	8,800	22,709
Hainan Airlines Co. Ltd. (A Shares) (a)	22,100	5,006
Haitong Securities Co. Ltd.:
(A Shares)	12,400	25,066
(H Shares)	76,800	71,347
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	12,800	67,880
Hangzhou Robam Appliances Co. Ltd. (A Shares)	1,300	7,144
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	2,000	5,781
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	1,000	15,441
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	900	7,729
Heilongjiang Agriculture Co. Ltd. (A Shares)	2,600	7,146
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	3,800	29,762
Hengli Petrochemical Co. Ltd. (A Shares)	7,900	18,427
Hengtong Optic-electric Co. Ltd. (A Shares)	2,700	6,399
Hengyi Petrochemical Co. Ltd. (A Shares)	3,800	5,530
Hesteel Co. Ltd. (A Shares)	13,900	4,484
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	800	16,411
Holitech Technology Co. Ltd. (A Shares)	4,600	3,469
Hongfa Technology Co. Ltd. (A Shares)	1,000	6,036
Huaan Securities Co. Ltd. (A Shares)	5,100	5,915
Huadian Power International Corp. Ltd.:
(A Shares)	2,800	1,457
(H Shares)	16,000	4,851
Huadong Medicine Co. Ltd. (A Shares)	2,600	10,363
Hualan Biological Engineer, Inc. (A Shares)	2,610	24,296
Huaneng Power International, Inc.:
(A Shares)	10,900	7,329
(H Shares)	86,000	36,729
Huatai Securities Co. Ltd.:
(A Shares)	10,300	30,700
(H Shares) (b)	40,200	72,617
HUAXI Securities Co. Ltd.	3,700	6,763
Huaxia Bank Co. Ltd. (A Shares)	16,800	15,318
Huaxin Cement Co. Ltd. (A Shares)	1,900	7,461
Huayu Automotive Systems Co. Ltd. (A Shares)	4,400	13,247
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	6,500	5,349
Hubei Energy Group Co. Ltd. (A Shares)	5,600	3,027
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	1,600	5,808
Hubei Kaile Technology Co. Ltd. (A Shares)	1,500	3,064
Hunan Valin Steel Co. Ltd. (A Shares)	8,200	5,267
Hundsun Technologies, Inc. (A Shares)	1,430	22,455
iFlytek Co. Ltd. (A Shares)	3,000	15,750
Industrial & Commercial Bank of China Ltd.:
(A Shares)	64,700	46,008
(H Shares)	1,500,000	878,912
Industrial Bank Co. Ltd. (A Shares)	28,300	63,537
Industrial Securities Co. Ltd. (A Shares)	9,000	10,568
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	8,500	44,638
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	62,400	10,467
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	2,500	3,896
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	11,800	12,637
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)	7,900	2,865
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	61,429	44,782
Inspur Electronic Information Industry Co. Ltd. (A Shares)	2,045	11,129
Jafron Biomedical Co. Ltd. (A Shares)	1,100	11,575
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	4,200	4,486
Jiangsu Expressway Co. Ltd. (H Shares)	30,000	32,167
Jiangsu Hengli Hydraulic Co. Ltd.	1,776	15,506
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	7,360	99,587
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	1,800	11,218
Jiangsu Shagang Co. Ltd. (A Shares)	3,100	4,804
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	2,100	40,659
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	400	5,500
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	1,400	7,382
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	5,200	7,045
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	4,400	7,362
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	7,892
(H Shares)	30,000	35,728
Jiangxi Ganfeng Lithium Co. Ltd.	1,500	12,034
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	3,600	11,133
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	2,600	6,475
Jinduicheng Molybdenum Co. Ltd. (A Shares)	3,400	3,242
Jinke Properties Group Co. Ltd. (A Shares)	7,200	8,980
Jinyu Bio-Technology Co. Ltd. (A Shares)	1,700	7,114
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,100	8,831
Jointown Pharmaceutical Group (A Shares) (a)	2,600	6,978
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	1,100	11,080
Joyoung Co. Ltd. (A Shares)	1,000	5,603
Juewei Food Co. Ltd.	800	9,829
Juneyao Airlines Co. Ltd. (A shares)	2,100	2,803
Kweichow Moutai Co. Ltd. (A Shares)	1,700	409,010
Laobaixing Pharmacy Chain JSC (A Shares)	400	5,964
Legend Holdings Corp.:
(H Shares) (b)	14,000	18,172
rights (a)(d)	438	73
Lens Technology Co. Ltd. (A Shares)	3,900	18,367
Leo Group Co. Ltd. (A Shares)	9,400	4,798
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	2,400	14,754
Leyard Optoelectronic Co. Ltd. (A Shares)	3,800	3,923
Liaoning Chengda Co. Ltd. (A Shares)	2,100	8,415
Livzon Pharmaceutical Group, Inc. (A Shares)	1,000	7,808
Lomon Billions Group Co. Ltd. (A Shares)	2,400	8,113
LONGi Green Energy Technology Co. Ltd.	5,200	42,345
Luenmei Quantum Co. Ltd. (A Shares)	2,000	4,183
Luxshare Precision Industry Co. Ltd. (A Shares)	9,593	80,579
Luzhou Laojiao Co. Ltd. (A Shares)	2,000	33,829
Maanshan Iron & Steel Co. Ltd. (A Shares)	8,100	3,135
Mango Excellent Media Co. Ltd. (A Shares)	2,400	23,425
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	5,600	12,356
Metallurgical Corp. China Ltd. (A Shares)	23,900	9,594
Muyuan Foodstuff Co. Ltd. (A Shares)	5,100	66,887
Nanji E-Commerce Co. Ltd. (A Shares)	3,400	9,549
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	1,170	7,921
Nanjing Securities Co. Ltd. (A Shares)	4,600	10,334
Nanyang Topsec Technologies Group, Inc. (a)	1,600	5,391
NARI Technology Co. Ltd. (A Shares)	6,300	19,193
NAURA Technology Group Co. Ltd.	700	20,923
NavInfo Co. Ltd. (A Shares)	2,800	7,479
New China Life Insurance Co. Ltd.	3,400	25,766
New China Life Insurance Co. Ltd. (H Shares)	24,200	94,611
Newland Digital Technology Co. Ltd. (A Shares)	1,500	3,716
Ningbo Joyson Electronic Corp. (A shares)	1,800	5,822
Ningbo Tuopu Group Co. Ltd. (A Shares)	1,400	6,826
Ningbo Zhoushan Port Co. Ltd. (A Shares)	11,900	7,114
Northeast Securities Co. Ltd. (A Shares)	3,400	5,469
O-film Tech Co. Ltd. (A Shares)	3,800	10,596
Oceanwide Holdings Co., Ltd. (A Shares)	6,000	3,621
Offcn Education Technology Co. A Shares	2,200	10,080
Offshore Oil Enginering Co. Ltd. (A Shares)	6,300	4,344
Oppein Home Group, Inc. (A Shares)	560	7,193
Orient Securities Co. Ltd. (A Shares)	8,000	13,431
Ovctek China, Inc. (A Shares)	800	7,500
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	11,700	3,690
People's Insurance Co. of China Group Ltd.:
(A Shares)	18,400	18,835
(H Shares)	169,000	54,950
Perfect World Co. Ltd. (A Shares)	2,550	14,031
PetroChina Co. Ltd.:
(A Shares)	29,600	18,884
(H Shares)	520,000	180,483
PICC Property & Casualty Co. Ltd. (H Shares)	168,000	132,661
Ping An Bank Co. Ltd. (A Shares)	26,500	50,681
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	14,400	156,693
(H Shares)	147,000	1,551,031
Poly Developments & Holdings (A Shares)	16,200	36,231
Poly Property Development Co. Ltd. (H Shares)	2,800	29,462
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	244,000	134,431
Power Construction Corp. of China Ltd. (A Shares)	20,800	12,554
Proya Cosmetics Co. Ltd. (A Shares)	300	8,065
Qihoo 360 Technology Co. Ltd. (A Shares)	3,100	8,631
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	6,538
Risesun Real Estate Development Co. Ltd. (A Shares)	6,000	7,071
Rongsheng Petrochemical Co. Ltd. (A Shares)	6,900	16,520
SAIC Motor Corp. Ltd. (A Shares)	10,700	27,888
Sanan Optoelectronics Co. Ltd. (A Shares)	5,600	21,629
Sangfor Technologies, Inc.	400	12,265
Sansteel Minguang Co. Ltd. (A Shares)	3,400	3,471
Sany Heavy Industry Co. Ltd. (A Shares)	11,500	34,804
SDIC Capital Co. Ltd.	4,800	10,192
SDIC Power Holdings Co. Ltd. (A Shares)	9,100	11,246
Sealand Securities Co. Ltd. (A Shares)	7,700	6,215
Seazen Holdings Co. Ltd. (A Shares)	2,700	13,173
SF Holding Co. Ltd. (A Shares)	4,000	40,670
SG Micro Corp. (A Shares)	200	10,408
Shaanxi Coal Industry Co. Ltd. (A Shares)	11,300	13,106
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	2,200	9,040
Shandong Gold Mining Co. Ltd. (A Shares)	3,600	22,198
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	2,200	7,295
Shandong Linglong Tyre Co. Ltd. (A Shares)	1,600	5,379
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	15,500	5,267
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	1,300	6,687
Shandong Sun Paper Industry JSC Ltd. (A Shares)	3,600	6,544
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	60,000	152,510
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	8,900	3,943
Shanghai Baosight Software Co. Ltd. (A Shares)	1,100	11,236
Shanghai Construction Group Co. Ltd. (A Shares)	11,298	5,054
Shanghai Electric Group Co. Ltd.:
(A Shares)	16,600	13,089
(H Shares)	56,000	17,269
Shanghai Electric Power Co. Ltd. (A Shares)	3,400	3,826
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	17,500	82,755
Shanghai International Airport Co. Ltd. (A Shares)	1,400	13,634
Shanghai International Port Group Co. Ltd. (A Shares)	12,400	8,018
Shanghai Jahwa United Co. Ltd. (A Shares)	1,000	6,674
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	1,100	6,223
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	102,946	86,475
Shanghai M&G Stationery, Inc. (A Shares)	1,200	11,246
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	2,500	7,348
(H Shares)	19,700	34,976
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	39,800	59,114
Shanghai Putailai New Energy Technology Co. Ltd.	600	9,152
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	7,100	10,515
Shanghai Tunnel Engineering Co. Ltd.	4,400	3,797
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	4,400	6,478
Shanghai Zhangjiang High Ltd. (A Shares)	2,500	7,215
Shanghaioriental Pearl Media Co. Ltd.	4,700	6,833
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	4,000	3,653
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	5,800	5,488
Shanxi Securities Co. Ltd. (A Shares)	5,070	6,011
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	8,000	4,072
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	1,200	31,026
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	5,330	3,217
Shenergy Co. Ltd. (A Shares)	6,400	5,230
Shengyi Technology Co. Ltd.	3,500	14,436
Shennan Circuits Co. Ltd. (A Shares)	640	14,143
Shenwan Hongyuan Group Co. Ltd. (A Shares) (a)	30,300	25,325
Shenzhen Airport Co. Ltd. (A Shares)	2,900	4,149
Shenzhen Energy Group Co. Ltd. (A Shares)	5,040	4,097
Shenzhen Expressway Co. Ltd. (H Shares)	16,000	15,256
Shenzhen Goodix Technology Co. Ltd. (A Shares)	600	17,905
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	1,600	5,634
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,400	17,293
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	2,000	7,246
Shenzhen Kangtai Biological Products Co. Ltd.	900	29,014
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares)	1,300	3,631
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,400	69,645
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	11,100	11,410
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	2,000	9,978
Shenzhen Sunway Communication Co. Ltd. (A Shares)	1,400	11,101
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)	7,900	3,171
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	1,700	7,760
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	2,200	4,933
Sichuan Chuantou Energy Co. Ltd. (A Shares)	6,000	8,215
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	2,400	7,731
Sichuan Languang Development Co. Ltd. (A Shares)	4,200	3,221
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	5,800	27,041
Sichuan Swellfun Co. Ltd. (A Shares)	800	7,306
Sinolink Securities Co. Ltd. (A Shares)	4,500	9,309
Sinopec Engineering Group Co. Ltd. (H Shares)	38,500	17,039
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	4,375
(H Shares)	84,000	18,750
Sinopharm Group Co. Ltd. (H Shares)	32,800	78,124
Sinotrans Ltd.	5,900	2,867
Sinotrans Ltd. (H Shares)	19,000	3,971
Songcheng Performance Development Co. Ltd. (A Shares)	4,720	12,634
Soochow Securities Co. Ltd. (A Shares)	5,500	9,005
Southwest Securities Co. Ltd. (A Shares)	7,600	6,374
Spring Airlines Co. Ltd. (A Shares)	1,200	6,818
STO Express Co. Ltd.	2,200	5,192
Suning.com Co. Ltd. (A Shares)	12,800	18,920
Sunwoda Electronic Co. Ltd. (A Shares)	2,300	7,868
Suofeiya Home Collection Co. Ltd. (A Shares)	1,300	4,279
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	2,300	9,678
Suzhou Gold Mantis Consolidated Co. Ltd.	3,800	4,887
Tangshan Jidong Cement Co. Ltd. A Shares	2,000	5,494
TBEA Co. Ltd. (A Shares)	5,400	6,759
TCL Corp. (A Shares)	19,000	17,052
The Pacific Securities Co. Ltd. (A Shares) (a)	9,800	6,084
Thunder Software Technology Co. Ltd. (A Shares)	600	8,344
Tianfeng Securities Co. Ltd. (A Shares)	9,800	10,088
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,100	6,978
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	4,400	3,495
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	3,900	13,604
Tianma Microelectronics Co. Ltd. (A Shares)	2,900	6,989
Tianqi Lithium Corp. (A Shares) (a)	2,800	10,156
Tianshui Huatian Technology Co. Ltd. (A Shares)	3,800	9,005
Toly Bread Co. Ltd.	800	6,913
TongFu Microelectronics Co. Ltd. (A Shares) (a)	1,600	6,164
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	3,400	6,683
Tongkun Group Co. Ltd. (A Shares)	2,600	5,383
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	13,400	4,380
Tongwei Co. Ltd. (A Shares)	5,500	21,526
Tongyu Heavy Industry Co. Ltd. (A Shares)	1,500	5,028
Topchoice Medical Corp. (a)	500	12,648
Transfar Zhilian Co. Ltd.	4,400	3,621
TravelSky Technology Ltd. (H Shares)	23,000	44,218
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	5,950
(H Shares)	12,000	106,835
Unigroup Guoxin Microelectronics Co. Ltd.	900	16,366
Unisplendour Corp. Ltd. (A Shares) (a)	2,800	17,582
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	2,000	6,942
Venustech Group, Inc. (A Shares)	1,200	6,792
Visionox Technology, Inc. (A Shares) (a)	1,900	4,446
Walvax Biotechnology Co. Ltd. (A Shares)	2,200	25,504
Wanda Film Holding Co. Ltd. (A Shares) (a)	2,900	7,213
Wangsu Science & Technology Co. Ltd. (A Shares)	3,600	4,624
Wanhua Chemical Group Co. Ltd. (A Shares)	4,300	41,667
Weichai Power Co. Ltd.:
(A Shares)	8,900	20,658
(H Shares)	48,000	103,552
Weifu High-Technology Group Co. Ltd. (A Shares)	1,200	3,792
Weihai Guangwei Composites Co. Ltd. (A Shares)	700	7,783
Wens Foodstuffs Group Co. Ltd. (A Shares)	8,760	29,827
Western Securities Co. Ltd. (A Shares)	5,100	7,253
Westone Information Industry, Inc. (A Shares)	1,200	3,766
Will Semiconductor Ltd.	800	23,585
Wingtech Technology Co. Ltd. (A Shares)	1,200	26,159
Winning Health Technology Group Co. Ltd. (A Shares)	2,990	9,894
Wonders Information Co. Ltd. (A Shares)	1,600	6,152
Wuchan Zhongda Group Co. Ltd.	6,700	4,399
Wuhan Guide Infrared Co. Ltd. (A Shares)	2,210	12,360
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	18,959
Wuhu Token Science Co. Ltd. (A Shares)	3,400	5,947
Wuliangye Yibin Co. Ltd. (A Shares)	5,300	165,265
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	2,400	8,279
WuXi AppTec Co. Ltd.	2,800	45,361
WuXi AppTec Co. Ltd. (H Shares) (b)	5,704	85,888
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	1,200	7,575
Wuxi Taiji Industry Co. Ltd. (A Shares)	3,000	4,959
XCMG Construction Machinery Co. Ltd. (A Shares)	11,000	10,014
Xiamen C&D, Inc. (A Shares)	4,100	5,514
Xiamen Intretech, Inc.	600	5,127
Xiamen Tungsten Co. Ltd. (A Shares)	2,000	4,301
Xinhu Zhongbao Co. Ltd. (A Shares)	11,600	5,671
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	3,436	6,404
(H Shares)	22,616	22,761
Yango Group Co. Ltd. (A Shares)	5,500	5,464
Yantai Jereh Oilfield Services (A Shares)	1,400	6,290
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	5,800	7,650
(H Shares)	36,000	28,102
Yealink Network Technology Corp. Ltd.	1,050	9,473
Yifan Pharmaceutical Co. Ltd. (A Shares)	2,000	8,473
Yifeng Pharmacy Chain Co. Ltd.	700	8,664
Yintai Gold Co. Ltd. (A Shares)	2,800	7,547
Yonghui Superstores Co. Ltd. (A Shares)	13,100	16,884
Yonyou Network Technology Co. Ltd. (A Shares)	4,420	29,796
Youngor Group Co. Ltd. (A Shares)	6,400	6,120
Youzu Interactive Co. Ltd. (A shares) (a)	1,300	4,139
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)	1,900	4,849
Yunda Holding Co. Ltd. (A Shares)	3,380	11,615
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,900	29,849
Yunnan Energy New Material Co. Ltd.	1,100	12,594
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	900	26,348
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,000	32,406
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	6,840	11,866
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,900	13,180
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares) (a)	5,000	4,308
Zhejiang Dahua Technology Co. Ltd. (A Shares)	4,200	12,820
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	700	8,899
Zhejiang Expressway Co. Ltd. (H Shares)	34,000	25,269
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	2,090	11,536
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	1,600	9,809
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	1,800	6,408
Zhejiang Juhua Co. Ltd. (A Shares)	3,900	4,160
Zhejiang Longsheng Group Co. Ltd. (A Shares)	4,700	9,959
Zhejiang NHU Co. Ltd. (A Shares)	3,300	13,928
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,940	16,799
Zhejiang Semir Garment Co. Ltd. (A Shares)	3,200	3,409
Zhejiang Supor Cookware Co. Ltd.	800	9,727
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares) (a)	2,800	2,778
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,300	4,501
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	800	7,736
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	3,100	6,053
Zheshang Securities Co. Ltd.	3,900	9,237
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	9,200	55,139
Zhongji Innolight Co. Ltd. (A Shares)	900	7,623
Zhongjin Gold Co. Ltd. (A Shares)	4,900	7,966
Zhongtian Financial Group Co. Ltd. (A Shares)	9,600	4,941
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	1,500	8,198
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	13,400	47,028
Zijin Mining Group Co. Ltd.:
(A Shares)	27,600	23,148
(H Shares)	170,000	105,506
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	9,700	11,487
(H Shares)	32,600	33,566
ZTE Corp.:
(A Shares)	4,100	23,024
(H Shares)	23,000	67,959

TOTAL CHINA		18,702,892

Colombia - 0.0%
Bancolombia SA	6,259	44,935
Ecopetrol SA	119,543	66,608
Grupo de Inversiones Suramerica SA	5,724	29,747
Interconexion Electrica SA ESP	10,746	55,270

TOTAL COLOMBIA		196,560

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,937	78,897
Komercni Banka A/S (a)	1,878	43,409
MONETA Money Bank A/S (b)	12,666	28,879

TOTAL CZECH REPUBLIC		151,185

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	74	87,617
Series B	164	211,139
Ambu A/S Series B	3,989	138,757
Carlsberg A/S Series B	2,622	384,899
Christian Hansen Holding A/S	2,579	292,507
Coloplast A/S Series B	2,905	494,452
Danske Bank A/S (a)	16,837	270,598
DSV A/S	5,176	709,871
Genmab A/S (a)	1,599	546,094
GN Store Nord A/S	3,138	191,357
H Lundbeck A/S	1,731	62,951
Novo Nordisk A/S Series B	43,262	2,838,532
Novozymes A/S Series B	5,224	311,868
ORSTED A/S (b)	4,617	658,038
Pandora A/S	2,435	154,111
Tryg A/S	2,953	86,931
Vestas Wind Systems A/S	4,864	623,492
William Demant Holding A/S (a)	2,718	84,012

TOTAL DENMARK		8,147,226

Egypt - 0.0%
Commercial International Bank SAE	33,962	135,040
Commercial International Bank SAE sponsored GDR	11	42
Eastern Tobacco Co.	26,982	20,275
Elsewedy Electric Co.	19,137	8,113

TOTAL EGYPT		163,470

Finland - 0.8%
Elisa Corp. (A Shares)	3,468	206,136
Fortum Corp.	10,799	219,050
Kone OYJ (B Shares)	8,295	657,008
Metso Outotec Oyj	521	3,375
Neste Oyj	10,322	472,734
Nokia Corp.	138,615	665,369
Nordea Bank ABP (Stockholm Stock Exchange)	78,910	609,507
Orion Oyj (B Shares)	2,573	112,203
Sampo Oyj (A Shares)	11,487	415,189
Stora Enso Oyj (R Shares)	14,323	179,853
UPM-Kymmene Corp.	13,105	349,340
Wartsila Corp.	10,835	90,363

TOTAL FINLAND		3,980,127

France - 6.4%
Accor SA (a)	4,591	114,865
Aeroports de Paris SA	720	67,850
Air Liquide SA	11,554	1,900,405
Alstom SA	4,691	260,982
Amundi SA (b)	1,484	112,401
Arkema SA	1,685	173,912
Atos Origin SA (a)	2,399	204,595
AXA SA	47,210	947,207
bioMerieux SA	1,012	163,912
BNP Paribas SA (a)	27,460	1,103,501
Bollore SA	21,378	71,266
Bouygues SA	5,572	196,906
Bureau Veritas SA	7,196	157,028
Capgemini SA	3,928	506,655
Carrefour SA	14,838	235,959
Casino Guichard Perrachon SA (a)	1,084	30,135
CNP Assurances	4,197	50,378
Compagnie de St. Gobain (a)	12,644	464,246
Covivio	1,172	84,628
Credit Agricole SA (a)	28,127	270,744
Danone SA	15,072	1,008,818
Dassault Aviation SA (a)	62	51,488
Dassault Systemes SA	3,210	582,686
Edenred SA	5,946	295,082
EDF SA	15,149	152,573
Eiffage SA (a)	2,038	177,649
ENGIE (a)	44,624	593,457
Essilor International SA	6,937	916,835
Eurazeo SA (a)	955	49,812
Faurecia SA (a)	1,864	72,217
Gecina SA	1,124	144,980
Groupe Eurotunnel SA (a)	10,621	159,265
Hermes International SCA	772	624,015
ICADE	729	48,089
Iliad SA	361	70,760
Ingenico SA	1,478	237,039
Ipsen SA	924	88,924
JCDecaux SA (a)	2,055	34,543
Kering SA	1,848	1,048,698
Klepierre SA	4,804	82,563
L'Oreal SA	6,136	2,059,413
La Francaise des Jeux SAEM (b)	2,055	74,654
Legrand SA	6,520	504,376
LVMH Moet Hennessy Louis Vuitton SE	6,780	2,948,237
Michelin CGDE Series B	4,150	431,849
Natixis SA (a)	23,160	56,063
Orange SA	48,727	571,123
Orpea	1,258	160,337
Pernod Ricard SA	5,192	892,924
Peugeot Citroen SA	14,375	230,967
Publicis Groupe SA	5,277	168,738
Remy Cointreau SA	552	88,366
Remy Cointreau SA rights 9/18/20 (a)(e)	552	650
Renault SA	4,698	110,985
Safran SA (a)	7,829	832,628
Sanofi SA	27,566	2,894,349
Sartorius Stedim Biotech	676	210,222
Schneider Electric SA	13,503	1,548,302
SCOR SE	3,866	99,499
SEB SA	554	91,427
Societe Generale Series A	19,785	304,596
Sodexo SA	2,141	146,982
SR Teleperformance SA	1,435	418,026
Suez Environnement SA	8,445	111,266
Thales SA	2,606	188,359
Total SA	60,357	2,284,132
Ubisoft Entertainment SA (a)	2,210	184,259
Valeo SA	5,599	143,684
Veolia Environnement SA	13,143	301,074
VINCI SA	12,586	1,083,215
Vivendi SA	20,231	536,858
Wendel SA	650	60,679
Worldline SA (a)(b)	3,348	286,791

TOTAL FRANCE		33,582,098

Germany - 5.4%
adidas AG	4,649	1,280,904
Allianz SE	10,187	2,114,601
BASF AG	22,442	1,238,037
Bayer AG	24,001	1,594,470
Bayerische Motoren Werke AG (BMW)	8,109	522,494
Beiersdorf AG	2,476	295,648
Brenntag AG	3,780	232,072
Carl Zeiss Meditec AG	990	103,381
Commerzbank AG	24,923	127,678
Continental AG	2,695	260,334
Covestro AG (b)	4,268	165,203
Daimler AG (Germany)	20,904	920,933
Delivery Hero AG (a)(b)	3,126	359,979
Deutsche Bank AG (a)	48,012	429,315
Deutsche Borse AG	4,649	846,634
Deutsche Lufthansa AG (a)	7,053	61,879
Deutsche Post AG	24,240	983,906
Deutsche Telekom AG	81,412	1,359,153
Deutsche Wohnen AG (Bearer)	8,265	401,113
E.ON AG	54,850	643,940
Evonik Industries AG	5,141	138,497
Fraport AG Frankfurt Airport Services Worldwide	1,006	39,129
Fresenius Medical Care AG & Co. KGaA	5,193	457,514
Fresenius SE & Co. KGaA	10,197	507,728
GEA Group AG	3,751	135,338
Hannover Reuck SE	1,471	248,478
HeidelbergCement AG	3,627	201,282
Henkel AG & Co. KGaA	2,534	219,840
Hochtief AG	608	49,417
Infineon Technologies AG	30,533	778,451
KION Group AG	1,589	122,039
Knorr-Bremse AG	1,182	138,384
Lanxess AG	2,038	105,629
LEG Immobilien AG	1,671	232,778
Merck KGaA	3,236	411,870
Metro Wholesale & Food Specialist AG	4,456	40,690
MTU Aero Engines Holdings AG	1,298	224,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,524	934,118
Nemetschek Se	1,415	104,008
Puma AG	2,023	156,896
RWE AG	14,273	537,676
SAP SE	25,508	4,026,523
Scout24 AG (b)	2,675	231,442
Siemens AG	18,686	2,381,270
Siemens Healthineers AG (b)	3,673	191,222
Symrise AG	3,144	392,754
TeamViewer AG (a)(b)	3,175	171,105
Telefonica Deutschland Holding AG	25,476	69,772
Thyssenkrupp AG (a)	9,905	76,656
Uniper SE	4,909	169,776
United Internet AG	2,506	113,561
Volkswagen AG	776	121,300
Vonovia SE	12,528	814,311
Zalando SE (a)(b)	3,709	267,559

TOTAL GERMANY		28,753,218

Greece - 0.0%
Ff Group (a)(d)	256	362
Greek Organization of Football Prognostics SA	4,903	44,067
Hellenic Telecommunications Organization SA	5,947	87,566
Jumbo SA	2,738	53,571
Motor Oil (HELLAS) Corinth Refineries SA	1,661	22,383

TOTAL GREECE		207,949

Hong Kong - 2.2%
AIA Group Ltd.	295,200	2,661,802
Bank of East Asia Ltd.	31,853	72,499
Beijing Enterprises Holdings Ltd.	13,000	45,456
BOC Hong Kong (Holdings) Ltd.	90,500	252,222
BYD Electronic International Co. Ltd.	17,000	59,553
China Everbright International Ltd.	91,888	56,791
China Everbright Ltd.	24,000	38,399
China Jinmao Holdings Group Ltd.	128,000	87,037
China Merchants Holdings International Co. Ltd.	34,131	39,062
China Mobile Ltd.	150,000	1,023,921
China Overseas Land and Investment Ltd.	93,000	283,189
China Power International Development Ltd.	107,000	20,019
China Resources Beer Holdings Co. Ltd.	36,000	250,365
China Resources Pharmaceutical Group Ltd. (b)	40,000	22,709
China Resources Power Holdings Co. Ltd.	46,000	58,640
China Taiping Insurance Group Ltd.	39,800	70,559
China Unicom Ltd.	150,000	83,434
CITIC Pacific Ltd.	144,000	135,076
CLP Holdings Ltd.	40,000	378,228
CNOOC Ltd.	436,000	460,198
CSPC Pharmaceutical Group Ltd.	137,600	288,683
Far East Horizon Ltd.	49,000	40,337
Fosun International Ltd.	63,500	72,346
Galaxy Entertainment Group Ltd.	53,000	361,070
Guangdong Investment Ltd.	72,000	116,310
Hang Lung Properties Ltd.	49,000	120,251
Hang Seng Bank Ltd.	18,700	294,122
Henderson Land Development Co. Ltd.	34,010	127,284
Hong Kong & China Gas Co. Ltd.	260,777	373,649
Hong Kong Exchanges and Clearing Ltd.	29,249	1,397,105
Hua Hong Semiconductor Ltd. (a)(b)	11,000	48,256
i-CABLE Communications Ltd. (a)	531	4
Lenovo Group Ltd.	176,000	106,050
Link (REIT)	51,899	402,788
MTR Corp. Ltd.	37,445	186,010
New World Development Co. Ltd.	37,267	181,760
PCCW Ltd.	104,000	58,640
Power Assets Holdings Ltd.	34,000	189,296
Shanghai Industrial Holdings Ltd.	12,000	17,496
Shenzhen Investment Ltd.	70,682	22,161
Sino Land Ltd.	75,666	91,674
Sino-Ocean Group Holding Ltd.	70,000	16,890
Sinotruk Hong Kong Ltd.	17,000	52,972
SJM Holdings Ltd.	47,000	52,941
Sun Art Retail Group Ltd.	58,500	81,218
Sun Hung Kai Properties Ltd.	31,500	383,097
Swire Pacific Ltd. (A Shares)	12,000	59,090
Swire Properties Ltd.	27,800	64,207
Techtronic Industries Co. Ltd.	33,500	349,899
Wharf Holdings Ltd.	37,000	62,826
Winteam Pharmaceutical Group Ltd.	70,000	35,766
Yuexiu Property Co. Ltd.	162,000	29,681

TOTAL HONG KONG		11,783,038

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	9,680	56,849
OTP Bank PLC (a)	5,411	192,296
Richter Gedeon PLC	3,344	77,491

TOTAL HUNGARY		326,636

India - 2.4%
Adani Ports & Special Economic Zone Ltd.	12,052	50,705
Ambuja Cements Ltd.	16,233	47,689
Asian Paints Ltd.	7,177	164,337
Aurobindo Pharma Ltd.	6,995	81,658
Avenue Supermarts Ltd. (a)(b)	3,790	104,384
Axis Bank Ltd.	50,892	293,213
Bajaj Auto Ltd.	2,023	81,140
Bajaj Finance Ltd.	4,390	190,513
Bajaj Finserv Ltd.	925	76,621
Bandhan Bank Ltd. (a)(b)	9,792	45,104
Berger Paints India Ltd.	5,545	38,967
Bharat Forge Ltd.	5,408	27,571
Bharat Petroleum Corp. Ltd.	15,754	87,013
Bharti Airtel Ltd. (a)	59,826	443,065
Bharti Infratel Ltd.	8,044	20,625
Biocon Ltd.	7,096	38,795
Bosch Ltd.	142	24,789
Britannia Industries Ltd.	1,381	70,480
Cipla Ltd.	8,432	81,051
Coal India Ltd.	29,582	51,034
Colgate-Palmolive Ltd.	1,560	29,636
Container Corp. of India Ltd.	4,916	29,600
Dabur India Ltd.	12,809	87,801
Divi's Laboratories Ltd.	1,926	67,265
DLF Ltd.	13,618	25,656
Dr. Reddy's Laboratories Ltd.	2,791	168,778
Eicher Motors Ltd.	323	88,979
GAIL India Ltd.	38,322	49,437
Godrej Consumer Products Ltd.	9,923	91,634
Grasim Industries Ltd.	7,012	59,249
Havells India Ltd.	5,998	46,686
HCL Technologies Ltd.	26,408	248,571
HDFC Asset Management Co. Ltd. (b)	1,236	39,918
HDFC Standard Life Insurance Co. Ltd. (a)(b)	17,146	143,517
Hero Motocorp Ltd.	2,375	84,846
Hindalco Industries Ltd.	28,371	61,763
Hindustan Petroleum Corp. Ltd. (a)	14,660	42,070
Hindustan Unilever Ltd.	20,057	591,617
Housing Development Finance Corp. Ltd.	40,173	955,503
ICICI Bank Ltd.	116,730	542,440
ICICI Lombard General Insurance Co. Ltd. (b)	4,948	86,095
ICICI Prudential Life Insurance Co. Ltd. (b)	8,308	50,151
Indian Oil Corp. Ltd.	44,589	52,641
Indraprastha Gas Ltd. (a)	5,025	27,077
Info Edge India Ltd.	1,492	63,616
Infosys Ltd.	83,174	1,067,929
InterGlobe Aviation Ltd. (a)(b)	2,121	27,740
ITC Ltd.	84,294	218,442
JSW Steel Ltd.	20,494	60,248
Jubilant Foodworks Ltd.	1,663	38,189
Larsen & Toubro Ltd.	11,564	140,992
LIC Housing Finance Ltd.	7,305	25,595
Lupin Ltd.	5,390	66,659
Mahindra & Mahindra Ltd.	18,132	146,772
Marico Ltd.	10,929	53,018
Maruti Suzuki India Ltd.	2,941	245,846
Motherson Sumi Systems Ltd. (a)	22,940	29,058
Nestle India Ltd.	560	123,497
NTPC Ltd.	56,482	65,589
Oil & Natural Gas Corp. Ltd.	60,892	63,639
Page Industries Ltd.	126	33,330
Petronet LNG Ltd.	17,916	59,270
Pidilite Industries Ltd.	2,907	52,653
Piramal Enterprises Ltd.	2,196	43,187
Power Grid Corp. of India Ltd.	46,397	110,419
Rec Ltd.	16,216	21,677
Reliance Industries Ltd.	69,618	1,920,814
SBI Life Insurance Co. Ltd. (a)(b)	9,657	117,664
Shree Cement Ltd.	263	76,215
Shriram Transport Finance Co. Ltd.	2,283	21,066
Siemens India Ltd.	3,198	49,603
State Bank of India (a)	43,026	109,948
Sun Pharmaceutical Industries Ltd.	20,443	145,082
Tata Consultancy Services Ltd.	21,963	668,799
Tata Consumer Products Ltd. (a)	10,340	59,077
Tata Motors Ltd. (a)	41,135	56,929
Tata Steel Ltd.	8,442	41,275
Tech Mahindra Ltd.	11,216	102,047
Titan Co. Ltd.	7,407	103,141
Torrent Pharmaceuticals Ltd.	1,227	43,623
Ultratech Cemco Ltd.	3,043	167,231
United Spirits Ltd. (a)	7,017	54,435
UPL Ltd.	12,048	76,892
Vedanta Ltd. (a)	44,981	68,324
Wipro Ltd.	27,740	104,025
Zee Entertainment Enterprises Ltd. (a)	20,991	38,875

TOTAL INDIA		12,472,114

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	173,700	20,815
PT Adaro Energy Tbk	350,700	26,232
PT Astra International Tbk	495,400	174,511
PT Bank Central Asia Tbk	240,800	515,787
PT Bank Mandiri (Persero) Tbk	455,900	181,197
PT Bank Negara Indonesia (Persero) Tbk	182,500	57,697
PT Bank Rakyat Indonesia Tbk	1,355,300	294,392
PT Barito Pacific Tbk (a)	652,300	42,680
PT Charoen Pokphand Indonesia Tbk (a)	180,000	76,862
PT Gudang Garam Tbk	12,200	41,831
PT Hanjaya Mandala Sampoerna Tbk	238,100	27,950
PT Indah Kiat Pulp & Paper Tbk	67,500	36,220
PT Indocement Tunggal Prakarsa Tbk	35,800	30,399
PT Indofood CBP Sukses Makmur Tbk	57,000	35,922
PT Indofood Sukses Makmur Tbk	107,100	47,468
PT Kalbe Farma Tbk	520,200	55,959
PT Perusahaan Gas Negara Tbk Series B	270,400	23,506
PT Semen Gresik (Persero) Tbk	72,100	45,712
PT Telekomunikasi Indonesia Tbk Series B	1,213,600	253,133
PT Unilever Indonesia Tbk	186,500	107,499
PT United Tractors Tbk	41,100	60,233
PT XL Axiata Tbk	92,100	15,824

TOTAL INDONESIA		2,171,829

Ireland - 0.5%
CRH PLC	19,091	695,075
CRH PLC sponsored ADR	17	619
DCC PLC (United Kingdom)	2,402	214,813
James Hardie Industries PLC CDI	10,769	222,893
Kerry Group PLC Class A	3,870	510,571
Kingspan Group PLC (Ireland)	3,751	268,423
Paddy Power Betfair PLC	458	68,765
Paddy Power Betfair PLC (Ireland)	3,299	498,775
Smurfit Kappa Group PLC	5,465	183,211

TOTAL IRELAND		2,663,145

Isle of Man - 0.0%
Gaming VC Holdings SA	14,175	123,317
NEPI Rockcastle PLC	9,435	49,119

TOTAL ISLE OF MAN		172,436

Israel - 0.4%
Azrieli Group	972	46,531
Bank Hapoalim BM (Reg.)	27,336	162,573
Bank Leumi le-Israel BM	35,382	177,068
Check Point Software Technologies Ltd. (a)	2,839	355,869
CyberArk Software Ltd. (a)	938	110,534
Elbit Systems Ltd. (Israel)	638	89,565
Icl Group Ltd.	17,018	53,429
Israel Discount Bank Ltd. (Class A)	27,975	84,871
Mizrahi Tefahot Bank Ltd.	3,374	69,582
NICE Systems Ltd. (a)	1,512	307,378
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	26,657	307,622
Wix.com Ltd. (a)	1,251	363,390

TOTAL ISRAEL		2,128,412

Italy - 1.2%
Assicurazioni Generali SpA	26,748	398,889
Atlantia SpA (a)	12,076	193,471
Davide Campari Milano NV	14,185	142,246
DiaSorin S.p.A.	615	120,257
Enel SpA	198,495	1,818,318
Eni SpA	62,007	552,347
FinecoBank SpA	14,852	214,750
Infrastrutture Wireless Italiane SpA (b)	5,845	58,971
Intesa Sanpaolo SpA	362,808	739,528
Leonardo SpA	9,939	63,338
Mediobanca SpA	15,095	121,908
Moncler SpA	4,705	180,678
Nexi SpA (a)(b)	9,179	163,970
Pirelli & C. SpA (b)	9,791	38,787
Poste Italiane SpA (b)	12,695	115,924
Prysmian SpA	5,884	149,919
Recordati SpA	2,560	136,424
Snam Rete Gas SpA	49,678	263,332
Telecom Italia SpA	198,669	80,571
Terna SpA	34,086	253,196
UniCredit SpA	51,746	470,627

TOTAL ITALY		6,277,451

Japan - 15.2%
ABC-MART, Inc.	800	42,171
ACOM Co. Ltd.	9,800	34,347
Advantest Corp.	4,900	267,536
AEON Co. Ltd.	16,000	378,297
AEON MALL Co. Ltd.	2,400	28,499
Agc, Inc.	4,700	132,121
Air Water, Inc.	4,500	58,027
Aisin Seiki Co. Ltd.	4,000	114,118
Ajinomoto Co., Inc.	11,300	204,074
Alfresa Holdings Corp.	4,600	93,951
Amada Co. Ltd.	8,100	54,435
Ana Holdings, Inc. (a)	2,700	55,902
Aozora Bank Ltd.	2,900	46,391
Asahi Group Holdings	9,500	309,661
ASAHI INTECC Co. Ltd.	4,800	133,677
Asahi Kasei Corp.	30,600	220,110
Astellas Pharma, Inc.	45,500	709,707
Bandai Namco Holdings, Inc.	4,900	270,590
Bank of Kyoto Ltd.	1,400	51,117
Benesse Holdings, Inc.	1,700	44,132
Bridgestone Corp.	13,100	385,868
Brother Industries Ltd.	5,400	83,356
Calbee, Inc.	2,100	66,558
Canon, Inc.	24,400	392,658
Casio Computer Co. Ltd.	4,800	76,716
Central Japan Railway Co.	3,500	424,583
Chiba Bank Ltd.	12,800	58,648
Chubu Electric Power Co., Inc.	15,700	186,690
Chugai Pharmaceutical Co. Ltd.	16,400	740,448
Chugoku Electric Power Co., Inc.	7,000	85,173
Coca-Cola West Co. Ltd.	3,000	44,637
Concordia Financial Group Ltd.	25,700	76,205
Cosmos Pharmaceutical Corp.	500	91,304
CyberAgent, Inc.	2,500	141,416
Dai Nippon Printing Co. Ltd.	5,900	128,182
Dai-ichi Mutual Life Insurance Co.	26,300	310,245
Daicel Chemical Industries Ltd.	6,100	40,453
Daifuku Co. Ltd.	2,500	224,364
Daiichi Sankyo Kabushiki Kaisha	13,900	1,229,963
Daikin Industries Ltd.	6,100	1,073,274
Dainippon Sumitomo Pharma Co. Ltd.	4,400	54,953
Daito Trust Construction Co. Ltd.	1,600	125,031
Daiwa House Industry Co. Ltd.	13,700	302,321
Daiwa House REIT Investment Corp.	48	124,563
Daiwa Securities Group, Inc.	35,400	157,185
DENSO Corp.	10,600	392,122
Dentsu Group, Inc.	5,300	118,244
Disco Corp.	700	166,445
East Japan Railway Co.	7,400	426,571
Eisai Co. Ltd.	6,200	500,381
Electric Power Development Co. Ltd.	3,300	44,736
FamilyMart Co. Ltd.	6,200	139,177
Fanuc Corp.	4,700	792,999
Fast Retailing Co. Ltd.	1,400	744,523
Fuji Electric Co. Ltd.	3,100	84,502
Fujifilm Holdings Corp.	8,800	393,559
Fujitsu Ltd.	4,800	642,697
Fukuoka Financial Group, Inc.	4,200	61,083
GLP J-REIT	89	147,724
GMO Payment Gateway, Inc.	1,000	103,916
Hakuhodo DY Holdings, Inc.	5,700	62,247
Hamamatsu Photonics K.K.	3,400	146,465
Hankyu Hanshin Holdings, Inc.	5,600	159,501
Hikari Tsushin, Inc.	500	107,694
Hino Motors Ltd.	7,000	40,364
Hirose Electric Co. Ltd.	910	95,165
Hisamitsu Pharmaceutical Co., Inc.	1,300	56,554
Hitachi Construction Machinery Co. Ltd.	2,600	75,343
Hitachi Ltd.	23,600	706,916
Hitachi Metals Ltd.	5,200	67,398
Honda Motor Co. Ltd.	39,800	970,319
Hoshizaki Corp.	1,200	91,144
Hoya Corp.	9,200	905,616
Hulic Co. Ltd.	7,200	61,624
Idemitsu Kosan Co. Ltd.	4,766	99,279
Iida Group Holdings Co. Ltd.	3,600	55,366
INPEX Corp.	24,900	142,130
Isetan Mitsukoshi Holdings Ltd.	8,300	37,873
Isuzu Motors Ltd.	14,000	114,191
IT Holdings Corp.	5,500	118,048
ITO EN Ltd.	1,300	76,388
Itochu Corp.	32,900	721,376
ITOCHU Techno-Solutions Corp.	2,300	92,887
Japan Airlines Co. Ltd.	2,600	42,087
Japan Airport Terminal Co. Ltd.	1,200	41,207
Japan Exchange Group, Inc.	12,500	295,215
Japan Post Bank Co. Ltd.	9,800	72,767
Japan Post Holdings Co. Ltd.	38,400	262,264
Japan Post Insurance Co. Ltd.	5,500	72,533
Japan Prime Realty Investment Corp.	19	49,952
Japan Real Estate Investment Corp.	32	163,242
Japan Retail Fund Investment Corp.	64	76,724
Japan Tobacco, Inc.	29,500	504,227
JFE Holdings, Inc.	12,000	78,767
JGC Corp.	5,400	54,638
JSR Corp.	5,000	107,269
JTEKT Corp.	5,100	33,942
JX Holdings, Inc.	75,400	264,398
Kajima Corp.	11,000	120,836
Kakaku.com, Inc.	3,300	79,277
Kamigumi Co. Ltd.	2,300	41,674
Kansai Electric Power Co., Inc.	17,100	162,659
Kansai Paint Co. Ltd.	4,300	82,462
Kao Corp.	11,800	856,020
Kawasaki Heavy Industries Ltd.	3,500	47,728
KDDI Corp.	40,300	1,281,437
Keihan Electric Railway Co., Ltd.	2,300	92,995
Keihin Electric Express Railway Co. Ltd.	5,300	68,844
Keio Corp.	2,500	124,835
Keisei Electric Railway Co.	3,100	75,796
Keyence Corp.	4,500	1,879,836
Kikkoman Corp.	3,500	164,262
Kintetsu Group Holdings Co. Ltd.	4,200	162,675
Kirin Holdings Co. Ltd.	20,100	387,300
Kobayashi Pharmaceutical Co. Ltd.	1,200	106,107
Kobe Bussan Co. Ltd.	1,500	92,249
Koito Manufacturing Co. Ltd.	2,600	101,318
Komatsu Ltd.	21,400	420,444
Konami Holdings Corp.	2,300	70,286
Kose Corp.	800	80,110
Kubota Corp.	25,300	360,271
Kuraray Co. Ltd.	7,800	76,374
Kurita Water Industries Ltd.	2,400	64,141
Kyocera Corp.	7,800	434,384
Kyowa Hakko Kirin Co., Ltd.	6,600	163,001
Kyushu Electric Power Co., Inc.	9,100	75,995
Kyushu Railway Co.	3,600	70,670
Lasertec Corp.	1,800	156,440
Lawson, Inc.	1,200	59,515
LINE Corp. (a)	1,500	79,212
Lion Corp.	5,500	141,793
LIXIL Group Corp.	6,500	86,335
M3, Inc.	10,730	551,013
Makita Corp.	5,500	209,650
Marubeni Corp.	42,400	195,206
Marui Group Co. Ltd.	4,700	68,341
Maruichi Steel Tube Ltd.	1,400	32,972
Mazda Motor Corp.	13,900	80,186
McDonald's Holdings Co. (Japan) Ltd.	1,600	76,180
Mebuki Financial Group, Inc.	22,900	50,622
Medipal Holdings Corp.	4,400	80,805
Meiji Holdings Co. Ltd.	2,800	219,869
Mercari, Inc. (a)	2,100	87,686
Minebea Mitsumi, Inc.	8,800	144,314
Misumi Group, Inc.	6,900	162,568
Mitsubishi Chemical Holdings Corp.	31,200	167,632
Mitsubishi Corp.	33,000	664,943
Mitsubishi Electric Corp.	44,600	582,212
Mitsubishi Estate Co. Ltd.	28,700	412,284
Mitsubishi Gas Chemical Co., Inc.	3,900	61,417
Mitsubishi Heavy Industries Ltd.	7,800	181,456
Mitsubishi Materials Corp.	2,700	55,200
Mitsubishi Motors Corp. of Japan	16,400	32,316
Mitsubishi UFJ Financial Group, Inc.	298,100	1,117,076
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,700	40,777
Mitsui & Co. Ltd.	40,400	603,984
Mitsui Chemicals, Inc.	4,500	85,642
Mitsui Fudosan Co. Ltd.	22,600	353,328
Miura Co. Ltd.	2,100	78,659
Mizuho Financial Group, Inc.	587,700	716,434
MonotaRO Co. Ltd.	3,100	131,930
MS&AD Insurance Group Holdings, Inc.	10,800	271,383
Murata Manufacturing Co. Ltd.	14,000	899,230
Nabtesco Corp.	2,700	80,856
Nagoya Railroad Co. Ltd.	4,500	113,334
NEC Corp.	6,000	336,153
New Hampshire Foods Ltd.	2,000	87,904
Nexon Co. Ltd.	11,800	304,322
NGK Insulators Ltd.	6,400	79,539
NGK Spark Plug Co. Ltd.	3,900	51,912
Nidec Corp.	10,900	865,864
Nihon M&A Center, Inc.	3,700	178,962
Nikon Corp.	7,400	51,737
Nintendo Co. Ltd.	2,700	1,187,488
Nippon Building Fund, Inc.	31	173,369
Nippon Express Co. Ltd.	1,800	85,570
Nippon Paint Holdings Co. Ltd.	3,600	244,183
Nippon Prologis REIT, Inc.	51	175,613
Nippon Shinyaku Co. Ltd.	1,100	84,483
Nippon Steel & Sumitomo Metal Corp.	19,700	161,528
Nippon Telegraph & Telephone Corp.	31,400	728,840
Nippon Yusen KK	3,600	46,843
Nissan Chemical Corp.	3,000	158,884
Nissan Motor Co. Ltd.	56,600	193,604
Nisshin Seifun Group, Inc.	4,800	73,526
Nissin Food Holdings Co. Ltd.	1,500	134,335
Nitori Holdings Co. Ltd.	2,000	437,769
Nitto Denko Corp.	3,840	217,653
NKSJ Holdings, Inc.	8,200	270,224
Nomura Holdings, Inc.	76,800	361,434
Nomura Real Estate Holdings, Inc.	2,700	44,688
Nomura Real Estate Master Fund, Inc.	104	128,508
Nomura Research Institute Ltd.	7,800	204,552
NSK Ltd.	8,700	58,565
NTT Data Corp.	15,400	175,086
NTT DOCOMO, Inc.	28,500	784,637
Obayashi Corp.	15,900	141,961
OBIC Co. Ltd.	1,700	303,689
Odakyu Electric Railway Co. Ltd.	7,100	148,581
Oji Holdings Corp.	21,200	88,968
Olympus Corp.	28,500	512,614
OMRON Corp.	4,500	324,134
Ono Pharmaceutical Co. Ltd.	9,100	254,762
Oracle Corp. Japan	900	107,808
Oriental Land Co. Ltd.	4,900	586,491
ORIX Corp.	32,300	349,328
ORIX JREIT, Inc.	64	82,165
Osaka Gas Co. Ltd.	9,200	170,584
Otsuka Corp.	2,600	134,108
Otsuka Holdings Co. Ltd.	9,600	398,146
Pan Pacific International Holdings Ltd.	10,090	229,052
Panasonic Corp.	54,000	467,714
Park24 Co. Ltd.	2,600	34,878
PeptiDream, Inc. (a)	2,300	92,235
Persol Holdings Co., Ltd.	4,400	55,616
Pigeon Corp.	2,800	108,318
Pola Orbis Holdings, Inc.	2,300	37,872
Rakuten, Inc.	21,100	193,895
Recruit Holdings Co. Ltd.	31,100	970,191
Renesas Electronics Corp. (a)	18,700	102,108
Resona Holdings, Inc.	50,900	166,864
Ricoh Co. Ltd.	16,300	104,968
Rinnai Corp.	900	73,459
ROHM Co. Ltd.	2,200	138,624
Ryohin Keikaku Co. Ltd.	5,900	70,618
Santen Pharmaceutical Co. Ltd.	8,800	147,976
SBI Holdings, Inc. Japan	5,800	120,926
SCSK Corp.	1,300	65,580
Secom Co. Ltd.	5,100	441,043
Sega Sammy Holdings, Inc.	4,100	46,053
Seibu Holdings, Inc.	5,200	46,275
Seiko Epson Corp.	6,800	72,141
Sekisui Chemical Co. Ltd.	8,900	120,399
Sekisui House Ltd.	15,500	283,088
Seven & i Holdings Co. Ltd.	18,400	556,039
Seven Bank Ltd.	14,000	33,990
SG Holdings Co. Ltd.	3,900	142,582
Sharp Corp.	5,200	50,598
Shimadzu Corp.	5,400	135,746
Shimamura Co. Ltd.	600	41,547
SHIMANO, Inc.	1,800	391,101
SHIMIZU Corp.	13,500	96,776
Shin-Etsu Chemical Co. Ltd.	8,700	1,018,237
Shinsei Bank Ltd.	3,800	42,930
Shionogi & Co. Ltd.	6,600	392,640
Shiseido Co. Ltd.	9,800	546,019
Shizuoka Bank Ltd.	10,200	66,241
Showa Denko K.K.	3,300	68,416
SMC Corp.	1,400	728,336
SoftBank Corp.	46,800	625,371
SoftBank Group Corp.	38,300	2,415,699
Sohgo Security Services Co., Ltd.	1,700	79,736
Sony Corp.	31,100	2,416,316
Square Enix Holdings Co. Ltd.	2,200	117,217
Stanley Electric Co. Ltd.	3,200	76,059
Subaru Corp.	15,000	283,311
Sumco Corp.	6,400	99,296
Sumitomo Chemical Co. Ltd.	36,400	105,036
Sumitomo Corp.	29,100	323,293
Sumitomo Electric Industries Ltd.	18,500	206,694
Sumitomo Heavy Industries Ltd.	2,700	52,610
Sumitomo Metal Mining Co. Ltd.	5,800	174,345
Sumitomo Mitsui Financial Group, Inc.	31,800	847,357
Sumitomo Mitsui Trust Holdings, Inc.	8,300	213,095
Sumitomo Realty & Development Co. Ltd.	7,500	191,265
Sumitomo Rubber Industries Ltd.	4,200	34,757
Sundrug Co. Ltd.	1,800	61,386
Suntory Beverage & Food Ltd.	3,400	127,675
Suzuken Co. Ltd.	1,600	56,606
Suzuki Motor Corp.	9,000	295,321
Sysmex Corp.	4,100	314,932
T&D Holdings, Inc.	13,100	107,832
Taiheiyo Cement Corp.	2,900	62,938
Taisei Corp.	4,700	161,444
Taisho Pharmaceutical Holdings Co. Ltd.	900	50,758
Taiyo Nippon Sanso Corp.	3,700	57,988
Takeda Pharmaceutical Co. Ltd.	38,477	1,395,438
TDK Corp.	3,192	355,388
Teijin Ltd.	4,400	63,544
Terumo Corp.	15,800	597,731
THK Co. Ltd.	2,900	67,312
Tobu Railway Co. Ltd.	4,600	128,818
Toho Co. Ltd.	2,700	80,259
Toho Gas Co. Ltd.	1,800	77,880
Tohoku Electric Power Co., Inc.	10,300	97,011
Tokio Marine Holdings, Inc.	15,600	658,709
Tokyo Century Corp.	1,000	55,453
Tokyo Electric Power Co., Inc. (a)	35,100	93,620
Tokyo Electron Ltd.	3,600	996,182
Tokyo Gas Co. Ltd.	9,200	195,335
Tokyu Corp.	12,100	134,661
Tokyu Fudosan Holdings Corp.	14,600	55,795
Toppan Printing Co. Ltd.	6,400	95,945
Toray Industries, Inc.	33,900	146,738
Toshiba Corp.	9,400	284,162
Tosoh Corp.	6,400	85,902
Toto Ltd.	3,500	132,026
Toyo Suisan Kaisha Ltd.	2,200	133,012
Toyoda Gosei Co. Ltd.	1,600	30,895
Toyota Industries Corp.	3,600	181,607
Toyota Motor Corp.	51,800	3,075,053
Toyota Tsusho Corp.	5,200	131,890
Trend Micro, Inc.	3,300	193,541
Tsuruha Holdings, Inc.	900	124,047
Unicharm Corp.	9,800	440,493
United Urban Investment Corp.	72	69,990
USS Co. Ltd.	5,400	80,142
Welcia Holdings Co. Ltd.	1,200	109,962
West Japan Railway Co.	4,000	172,740
Yahoo! Japan Corp.	64,800	344,589
Yakult Honsha Co. Ltd.	2,900	164,650
Yamada Denki Co. Ltd.	17,700	76,415
Yamaha Corp.	3,200	147,541
Yamaha Motor Co. Ltd.	7,400	107,907
Yamato Holdings Co. Ltd.	7,600	195,971
Yamazaki Baking Co. Ltd.	2,900	48,436
Yaskawa Electric Corp.	5,900	196,159
Yokogawa Electric Corp.	5,600	86,017
Yokohama Rubber Co. Ltd.	2,900	37,094
Zozo, Inc.	2,700	72,949

TOTAL JAPAN		80,401,793

Korea (South) - 3.1%
AMOREPACIFIC Corp.	751	104,248
AMOREPACIFIC Group, Inc.	696	31,021
BGF Retail Co. Ltd.	192	19,989
BS Financial Group, Inc.	6,524	28,041
Celltrion Healthcare Co. Ltd.	1,651	130,466
Celltrion Pharm, Inc.	392	38,582
Celltrion, Inc. (a)	2,305	571,499
Cheil Industries, Inc.	2,074	183,838
Cheil Worldwide, Inc.	1,588	25,496
CJ CheilJedang Corp.	199	64,233
CJ Corp.	382	26,321
CJ O Shopping Co. Ltd.	260	25,025
Coway Co. Ltd.	1,168	74,913
Daelim Industrial Co.	676	47,314
Daewoo Engineering & Construction Co. Ltd. (a)	4,238	12,368
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	899	17,779
Db Insurance Co. Ltd.	1,198	47,184
Doosan Bobcat, Inc.	1,210	27,269
DuzonBizon Co. Ltd.	464	40,547
E-Mart Co. Ltd.	479	45,663
Fila Holdings Corp.	1,174	32,789
GS Engineering & Construction Corp.	1,449	32,655
GS Holdings Corp.	1,216	35,589
GS Retail Co. Ltd.	658	18,900
Hana Financial Group, Inc.	7,306	180,228
Hankook Tire Co. Ltd.	1,795	39,101
Hanmi Pharm Co. Ltd.	158	34,814
Hanon Systems	4,506	37,529
Hanwha Corp.	992	21,070
Hanwha Solutions Corp.	2,547	54,311
HLB, Inc.	1,083	75,710
Hotel Shilla Co.	764	44,913
Hyundai Department Store Co. Ltd.	347	17,323
Hyundai Engineering & Construction Co. Ltd.	1,879	53,894
Hyundai Fire & Marine Insurance Co. Ltd.	1,496	29,148
Hyundai Glovis Co. Ltd.	460	42,890
Hyundai Heavy Industries Co. Ltd. (a)	939	70,041
Hyundai Mobis	1,633	280,619
Hyundai Motor Co.	3,424	362,196
Hyundai Robotics Co. Ltd.	234	46,277
Hyundai Steel Co.	2,108	43,716
Industrial Bank of Korea	6,302	42,738
Kakao Corp.	1,372	394,095
Kangwon Land, Inc.	2,488	47,540
KB Financial Group, Inc.	9,618	283,586
Kia Motors Corp.	6,634	224,118
KMW Co. Ltd.(a)	645	38,295
Korea Aerospace Industries Ltd.	1,756	35,168
Korea Electric Power Corp. (a)	6,216	99,352
Korea Express Co. Ltd. (a)	215	27,507
Korea Gas Corp.	632	13,397
Korea Investment Holdings Co. Ltd.	1,019	41,498
Korea Zinc Co. Ltd.	206	71,316
Korean Air Lines Co. Ltd. (a)	3,299	48,001
KT&G Corp.	2,867	193,953
Kumho Petro Chemical Co. Ltd.	444	31,410
LG Chemical Ltd.	1,077	511,545
LG Corp.	2,303	142,510
LG Display Co. Ltd. (a)	5,581	58,855
LG Electronics, Inc.	2,589	153,063
LG Household & Health Care Ltd.	221	253,367
LG Innotek Co. Ltd.	342	46,044
LG Telecom Ltd.	5,114	48,965
Lotte Chemical Corp.	417	58,756
Lotte Confectionery Co. Ltd.	631	16,357
Lotte Shopping Co. Ltd.	278	18,109
Meritz Securities Co. Ltd.	6,559	16,893
Mirae Asset Daewoo Co. Ltd.	7,165	47,273
NAVER Corp.	3,006	756,615
NCSOFT Corp.	401	271,947
Netmarble Corp. (a)(b)	521	55,766
Orion Corp./Republic of Korea	569	63,758
Ottogi Corp.	29	13,532
Pearl Abyss Corp. (a)	140	22,068
POSCO	1,808	290,668
POSCO Chemtech Co. Ltd.	498	31,483
Posco International Corp.	1,129	13,076
S-Oil Corp.	1,076	54,886
S1 Corp.	403	30,498
Samsung Biologics Co. Ltd. (a)(b)	403	247,018
Samsung Card Co. Ltd.	706	16,707
Samsung Electro-Mechanics Co. Ltd.	1,355	159,197
Samsung Electronics Co. Ltd.	115,168	5,576,094
Samsung Engineering Co. Ltd. (a)	3,796	37,774
Samsung Fire & Marine Insurance Co. Ltd.	747	107,128
Samsung Heavy Industries Co. Ltd. (a)	11,461	54,820
Samsung Life Insurance Co. Ltd.	1,682	66,880
Samsung SDI Co. Ltd.	1,341	445,744
Samsung SDS Co. Ltd.	845	117,650
Samsung Securities Co. Ltd.	1,519	36,773
Shinhan Financial Group Co. Ltd.	11,249	281,221
Shinsegae Co. Ltd.	181	31,633
SK C&C Co. Ltd.	857	158,736
SK Energy Co. Ltd.	1,350	143,370
SK Hynix, Inc.	13,307	921,362
SK Telecom Co. Ltd.	487	89,861
STX Pan Ocean Co. Ltd. (Korea) (a)	6,110	17,959
ViroMed Co. Ltd.	598	27,053
Woori Financial Group, Inc.	13,113	93,205
Woori Investment & Securities Co. Ltd.	2,722	19,985
Yuhan Corp.	1,135	54,384

TOTAL KOREA (SOUTH)		16,388,071

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	17,534	192,910
Aroundtown SA	27,984	168,379
Eurofins Scientific SA	322	209,298
Globant SA (a)	903	156,165
Reinet Investments SCA	3,616	68,520
SES SA (France) (depositary receipt)	9,369	66,173
Tenaris SA	11,361	66,957

TOTAL LUXEMBOURG		928,402

Malaysia - 0.5%
AMMB Holdings Bhd	39,400	26,995
Axiata Group Bhd	66,760	50,473
Bumiputra-Commerce Holdings Bhd	156,342	132,690
Carlsberg Brewery BHD	3,700	22,097
Dialog Group Bhd	95,600	85,549
DiGi.com Bhd	75,400	75,608
Fraser & Neave Holdings BHD	3,600	27,610
Gamuda Bhd	42,800	36,054
Genting Bhd	50,100	45,465
Genting Malaysia Bhd	70,000	37,750
Genting Plantations Bhd	6,100	14,580
Hap Seng Consolidated Bhd	15,000	31,713
Hartalega Holdings Bhd	41,200	197,994
Hong Leong Bank Bhd	15,700	55,744
Hong Leong Credit Bhd	5,400	17,234
IHH Healthcare Bhd	52,800	67,449
IJM Corp. Bhd	66,700	25,244
IOI Corp. Bhd	60,200	65,243
Kuala Lumpur Kepong Bhd	10,300	56,681
Malayan Banking Bhd	94,999	172,002
Malaysia Airports Holdings Bhd	25,900	32,361
Maxis Bhd	57,000	71,248
MISC Bhd	31,800	59,206
Nestle (Malaysia) BHD	1,700	56,881
Petronas Chemicals Group Bhd	58,600	85,757
Petronas Dagangan Bhd	7,200	36,537
Petronas Gas Bhd	19,300	76,761
PPB Group Bhd	15,440	71,876
Press Metal Bhd	34,500	39,454
Public Bank Bhd	71,000	285,013
QL Resources Bhd	17,400	40,026
RHB Capital Bhd	38,500	45,595
Sime Darby Bhd	66,100	33,981
Sime Darby Plantation Bhd	49,700	61,238
SP Setia Bhd	1	0
Telekom Malaysia Bhd	26,900	25,389
Tenaga Nasional Bhd	55,200	148,985
Top Glove Corp. Bhd	37,500	229,727
Westports Holdings Bhd	19,500	18,058
YTL Corp. Bhd	79,700	14,688

TOTAL MALAYSIA		2,676,956

Mexico - 0.5%
Alfa SA de CV Series A	73,900	39,980
America Movil S.A.B. de CV Series L	822,100	516,791
CEMEX S.A.B. de CV unit	368,580	112,951
Coca-Cola FEMSA S.A.B. de CV unit	13,100	54,107
Embotelladoras Arca S.A.B. de CV	11,200	55,238
Fibra Uno Administracion SA de CV	77,600	62,589
Fomento Economico Mexicano S.A.B. de CV unit	47,600	292,081
Gruma S.A.B. de CV Series B	5,490	64,422
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	9,200	61,070
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	5,025	49,945
Grupo Bimbo S.A.B. de CV Series A	39,300	70,795
Grupo Carso SA de CV Series A1	11,300	22,311
Grupo Financiero Banorte S.A.B. de CV Series O (a)	63,400	227,619
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	56,600	40,667
Grupo Mexico SA de CV Series B	76,300	192,713
Grupo Televisa SA de CV (a)	58,700	65,676
Industrias Penoles SA de CV	3,420	51,033
Infraestructura Energetica Nova S.A.B. de CV	13,300	39,550
JB y Co. SA de CV	13,700	27,449
Kimberly-Clark de Mexico SA de CV Series A	37,300	61,041
Megacable Holdings S.A.B. de CV unit	7,400	21,979
Mexichem S.A.B. de CV	25,800	40,853
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	5,455	40,047
Wal-Mart de Mexico SA de CV Series V	128,700	302,045

TOTAL MEXICO		2,512,952

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	64,000	66,227
HKT Trust/HKT Ltd. unit	93,000	137,035

TOTAL MULTI-NATIONAL		203,262

Netherlands - 3.3%
ABN AMRO Group NV GDR (b)	10,310	85,304
Adyen BV (a)(b)	441	736,097
AEGON NV	43,669	127,967
AerCap Holdings NV (a)	3,216	86,607
Airbus Group NV	14,348	1,050,216
Akzo Nobel NV	4,875	457,907
Altice Europe NV Class A (a)	15,156	71,591
ASML Holding NV (Netherlands)	10,392	3,694,747
CNH Industrial NV	24,991	170,270
EXOR NV	2,642	148,294
Ferrari NV	3,075	548,219
Fiat Chrysler Automobiles NV (Italy)	26,816	272,288
Heineken Holding NV	2,814	243,137
Heineken NV (Bearer)	6,329	613,119
ING Groep NV (Certificaten Van Aandelen)	95,125	663,295
Koninklijke Ahold Delhaize NV	26,921	775,348
Koninklijke DSM NV	4,207	642,250
Koninklijke KPN NV	87,085	225,064
Koninklijke Philips Electronics NV	22,351	1,154,896
NN Group NV	7,122	260,070
Prosus NV	11,904	1,158,580
QIAGEN NV (Germany) (a)	5,644	280,361
Randstad NV	2,920	139,855
STMicroelectronics NV (France)	15,558	437,135
Takeaway.com Holding BV (a)(b)	2,964	320,375
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	3,380	177,255
Unilever NV	35,677	2,108,164
Vopak NV	1,711	93,417
Wolters Kluwer NV	6,672	525,472
X5 Retail Group NV GDR	2,988	111,919

TOTAL NETHERLANDS		17,379,219

New Zealand - 0.2%
Auckland International Airport Ltd.	29,652	125,464
Fisher & Paykel Healthcare Corp.	14,049	335,423
Mercury Nz Ltd.	16,765	51,924
Meridian Energy Ltd.	31,364	101,091
Ryman Healthcare Group Ltd.	9,789	86,344
Spark New Zealand Ltd.	45,184	147,733
The a2 Milk Co. Ltd. (a)	18,008	248,890

TOTAL NEW ZEALAND		1,096,869

Norway - 0.4%
DNB ASA	23,198	356,306
Equinor ASA	24,369	359,570
Gjensidige Forsikring ASA (a)	4,860	99,530
Mowi ASA	10,712	192,777
Norsk Hydro ASA	32,963	93,112
Orkla ASA	18,267	179,622
Schibsted ASA (B Shares)	2,377	78,138
Telenor ASA	17,594	271,982
Yara International ASA	4,327	180,794

TOTAL NORWAY		1,811,831

Pakistan - 0.0%
Habib Bank Ltd.	14,655	10,759
MCB Bank Ltd.	10,341	10,992
Oil & Gas Development Co. Ltd.	16,265	11,163

TOTAL PAKISTAN		32,914

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	48,050	100,242
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	5,284	62,668
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	47,940	47,179
Aboitiz Power Corp.	33,900	17,743
Altus Property Ventures, Inc. (a)	539	155
Ayala Corp.	6,860	101,982
Ayala Land, Inc.	195,500	132,649
Bank of the Philippine Islands (BPI)	21,460	29,816
BDO Unibank, Inc.	47,860	85,631
Globe Telecom, Inc.	795	33,380
GT Capital Holdings, Inc.	2,357	21,153
International Container Terminal Services, Inc.	23,800	46,747
JG Summit Holdings, Inc.	69,620	88,716
Jollibee Food Corp.	10,400	28,621
Manila Electric Co.	5,340	28,844
Megaworld Corp.	262,000	16,038
Metro Pacific Investments Corp.	341,200	21,761
Metropolitan Bank & Trust Co.	43,313	30,265
Philippine Long Distance Telephone Co.	2,090	56,628
PUREGOLD Price Club, Inc.	24,900	24,319
Robinsons Land Corp.	47,900	15,056
SM Investments Corp.	5,850	106,862
SM Prime Holdings, Inc.	243,800	149,569
Universal Robina Corp.	21,300	53,220

TOTAL PHILIPPINES		1,136,334

Poland - 0.2%
Bank Polska Kasa Opieki SA	4,502	60,798
Bank Zachodni WBK SA (a)	873	35,057
BRE Bank SA	362	18,113
CD Projekt RED SA (a)	1,658	177,958
Cyfrowy Polsat SA	7,013	52,129
Dino Polska SA (a)(b)	1,214	67,355
Grupa Lotos SA	2,262	29,322
KGHM Polska Miedz SA (Bearer) (a)	3,461	116,480
LPP SA (a)	32	58,953
Orange Polska SA (a)	16,190	30,410
Polish Oil & Gas Co. SA	42,316	57,825
Polska Grupa Energetyczna SA (a)	20,532	36,302
Polski Koncern Naftowy Orlen SA	7,315	104,061
Powszechna Kasa Oszczednosci Bank SA	21,409	124,326
Powszechny Zaklad Ubezpieczen SA	14,798	106,757

TOTAL POLAND		1,075,846

Portugal - 0.1%
Energias de Portugal SA	61,284	309,332
Energias de Portugal SA rights 8/3/20 (a)	58,947	5,985
Galp Energia SGPS SA Class B	12,016	125,817
Jeronimo Martins SGPS SA	6,074	102,279

TOTAL PORTUGAL		543,413

Qatar - 0.2%
Barwa Real Estate Co. (a)	45,337	39,410
Industries Qatar QSC (a)	44,758	96,130
Masraf al Rayan (a)	90,214	97,573
Mesaieed Petrochemical Holding Co. (a)	108,384	62,066
Ooredoo Qsc (a)	19,961	36,731
Qatar Electricity & Water Co. (a)	13,311	61,784
Qatar Fuel Co. (a)	11,974	52,947
Qatar International Islamic Bank QSC (a)	18,240	41,129
Qatar Islamic Bank (a)	28,389	125,532
Qatar National Bank SAQ (a)	110,617	546,857
The Commercial Bank of Qatar (a)	48,954	55,529

TOTAL QATAR		1,215,688

Russia - 0.8%
Alrosa Co. Ltd.	63,040	58,020
Gazprom OAO	288,710	710,054
Inter Rao Ues JSC	879,000	68,377
Lukoil PJSC	10,136	695,990
Magnit OJSC GDR (Reg. S)	8,737	129,570
Magnitogorsk Iron & Steel Works PJSC	54,700	29,450
MMC Norilsk Nickel PJSC	1,530	405,215
MMC Norilsk Nickel PJSC sponsored ADR	151	3,967
Mobile TeleSystems OJSC sponsored ADR	10,869	96,299
Moscow Exchange MICEX-RTS OAO	33,490	60,022
NOVATEK OAO GDR (Reg. S)	2,221	325,599
Novolipetsk Steel OJSC	29,230	57,286
PhosAgro OJSC GDR (Reg. S)	3,294	38,935
Polyus PJSC	819	187,122
Rosneft Oil Co. OJSC	28,250	135,693
Sberbank of Russia	263,205	788,111
Severstal PAO	5,112	62,609
Severstal PAO GDR (Reg. S)	5	61
Surgutneftegas OJSC	163,700	81,938
Tatneft PAO	34,484	255,912
VTB Bank OJSC	78,050,000	40,508

TOTAL RUSSIA		4,230,738

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.	1,102	34,790
Advanced Polypropylene Co.	2,635	36,183
Al Rajhi Bank	29,873	469,155
Alinma Bank	23,944	93,595
Almarai Co. Ltd.	6,066	86,694
Arab National Bank	14,628	75,667
Bank Al-Jazira	9,825	31,384
Bank Albilad	8,960	56,191
Banque Saudi Fransi	14,405	115,804
Bupa Arabia for Cooperative Insurance Co.	1,461	46,513
Dar Al Arkan Real Estate Development Co. (a)	12,481	24,161
Emaar The Economic City (a)	8,751	16,567
Etihad Etisalat Co. (a)	9,236	67,354
Jarir Marketing Co.	1,464	59,022
National Commercial Bank	35,873	347,214
National Industrialization Co. (a)	8,289	22,809
Rabigh Refining & Petrochemical Co. (a)	5,292	18,005
Riyad Bank	32,961	148,880
SABIC	22,001	521,515
Sahara International Petrochemical Co.	8,943	34,719
Samba Financial Group	23,915	164,518
Saudi Airlines Catering Co.	911	19,991
Saudi Arabian Fertilizers Co.	5,017	104,342
Saudi Arabian Mining Co. (a)	10,566	101,845
Saudi Arabian Oil Co.	29,246	257,337
Saudi Cement Co.	1,772	26,459
Saudi Electricity Co.	20,277	84,776
Saudi Industrial Investment Group	5,477	26,696
Saudi Kayan Petrochemical Co. (a)	18,249	39,560
Saudi Telecom Co.	14,678	380,413
The Co. for Cooperative Insurance (a)	1,491	32,401
The Saudi British Bank	17,551	113,438
The Savola Group	6,349	78,719
Yanbu National Petrochemical Co.	6,233	86,089

TOTAL SAUDI ARABIA		3,822,806

Singapore - 0.7%
Ascendas Real Estate Investment Trust	75,724	196,009
BOC Aviation Ltd. Class A (b)	5,100	29,480
CapitaCommercial Trust (REIT)	67,300	79,361
CapitaLand Ltd.	61,900	124,929
CapitaMall Trust	64,000	88,456
City Developments Ltd.	10,900	65,276
DBS Group Holdings Ltd.	44,002	635,638
Genting Singapore Ltd.	146,400	78,537
Jardine Cycle & Carriage Ltd.	2,500	36,657
Keppel Corp. Ltd.	36,100	142,158
Mapletree Commercial Trust	53,700	72,308
Mapletree Logistics Trust (REIT)	65,800	102,495
Oversea-Chinese Banking Corp. Ltd.	81,387	509,789
Singapore Airlines Ltd.	31,900	79,576
Singapore Exchange Ltd.	19,800	118,113
Singapore Technologies Engineering Ltd.	39,100	93,523
Singapore Telecommunications Ltd.	200,800	364,427
Suntec (REIT)	50,100	49,159
United Overseas Bank Ltd.	29,003	408,348
UOL Group Ltd.	11,100	53,767
Venture Corp. Ltd.	6,900	90,110
Wilmar International Ltd.	47,100	159,208
Yangzijiang Shipbuilding Holdings Ltd.	65,400	43,825

TOTAL SINGAPORE		3,621,149

South Africa - 1.0%
Absa Group Ltd.	17,501	81,169
Anglo American Platinum Ltd.	1,314	100,248
AngloGold Ashanti Ltd.	10,151	331,165
Aspen Pharmacare Holdings Ltd. (a)	9,433	73,086
Bidcorp Ltd.	8,196	134,588
Bidvest Group Ltd.	6,976	53,837
Capitec Bank Holdings Ltd.	1,124	58,135
Clicks Group Ltd.	6,150	82,127
Discovery Ltd.	9,531	61,796
Exxaro Resources Ltd.	6,034	47,425
FirstRand Ltd.	116,075	263,607
Gold Fields Ltd.	21,562	285,138
Growthpoint Properties Ltd.	73,308	56,995
Impala Platinum Holdings Ltd.	19,485	171,987
Kumba Iron Ore Ltd.	1,566	50,387
Life Healthcare Group Holdings Ltd.	33,100	33,635
MMI Holdings Ltd.	22,632	21,899
Mr Price Group Ltd.	6,249	46,314
MTN Group Ltd.	41,363	143,105
MultiChoice Group Ltd.	10,711	66,138
Naspers Ltd. Class N	10,856	1,975,263
Nedbank Group Ltd.	9,054	55,604
Northam Platinum Ltd. (a)	8,661	67,910
Old Mutual Ltd.	114,508	76,836
Pick 'n Pay Stores Ltd.	8,433	22,220
PSG Group Ltd.	4,198	37,892
Rand Merchant Insurance Holdings Ltd.	18,124	33,727
Remgro Ltd.	12,605	68,158
Resilient Property Income Fund Ltd.	260	667
RMB Holdings Ltd.	26,248	2,088
Sanlam Ltd.	45,445	160,825
Sasol Ltd. (a)	13,756	109,638
Shoprite Holdings Ltd.	12,299	75,238
Sibanye Stillwater Ltd. (a)	55,452	156,862
Spar Group Ltd.	4,714	45,503
Standard Bank Group Ltd.	31,473	199,973
Steinhoff Africa Retail Ltd. (b)	21,175	12,462
Tiger Brands Ltd.	3,891	40,137
Vodacom Group Ltd.	15,586	117,102
Woolworths Holdings Ltd.	24,246	45,006

TOTAL SOUTH AFRICA		5,465,892

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	6,882	159,638
Aena Sme SA (a)(b)	1,640	213,082
Amadeus IT Holding SA Class A	10,529	525,768
Banco Bilbao Vizcaya Argentaria SA	162,570	506,197
Banco Santander SA (Spain)	405,470	869,519
Bankinter SA	16,351	84,400
CaixaBank SA	87,201	187,574
Cellnex Telecom SA (b)	7,701	482,780
Enagas SA	6,057	152,472
Endesa SA	7,680	217,482
Ferrovial SA	11,818	288,722
Gas Natural SDG SA	7,177	133,068
Grifols SA	7,337	213,473
Iberdrola SA	144,881	1,863,635
Inditex SA	26,653	706,248
MAPFRE SA (Reg.)	25,907	46,569
Red Electrica Corporacion SA	10,499	204,308
Repsol SA	38,044	300,005
Siemens Gamesa Renewable Energy SA	5,810	136,022
Telefonica SA	119,638	501,046

TOTAL SPAIN		7,792,008

Sweden - 1.9%
Alfa Laval AB	7,656	180,581
ASSA ABLOY AB (B Shares)	24,473	540,271
Atlas Copco AB:
(A Shares)	16,125	710,541
(B Shares)	9,821	378,062
Boliden AB	6,690	181,264
Electrolux AB (B Shares)	5,535	103,415
Epiroc AB:
Class A	15,339	214,472
Class B	10,229	138,809
EQT AB	5,820	135,884
Ericsson (B Shares)	71,451	831,338
Essity AB Class B	14,768	485,242
Evolution Gaming Group AB (b)	3,095	210,932
H&M Hennes & Mauritz AB (B Shares)	19,641	306,152
Hexagon AB (B Shares) (a)	6,868	444,919
Husqvarna AB (B Shares)	10,231	97,296
ICA Gruppen AB	2,468	121,063
Industrivarden AB (C Shares)	3,850	94,230
Investor AB (B Shares)	11,091	652,553
Kinnevik AB (B Shares)	5,893	205,845
Latour Investment AB Class B	3,589	73,290
Lundbergfoeretagen AB	1,837	85,738
Lundin Petroleum AB	4,511	103,934
Nibe Industrier AB (B Shares)	7,598	181,723
Sandvik AB	27,529	514,477
Securitas AB (B Shares)	7,588	112,822
Skandinaviska Enskilda Banken AB (A Shares) (a)	39,622	381,947
Skanska AB (B Shares) (a)	8,306	166,966
SKF AB (B Shares)	9,270	170,454
Svenska Cellulosa AB (SCA) (B Shares)	14,841	178,830
Svenska Handelsbanken AB (A Shares) (a)	37,837	356,821
Swedbank AB (A Shares) (a)	22,069	356,862
Swedish Match Co. AB	4,163	319,089
Tele2 AB (B Shares)	12,173	171,983
Telia Co. AB	61,523	239,739
Volvo AB (B Shares)	36,272	623,378

TOTAL SWEDEN		10,070,922

Switzerland - 6.5%
ABB Ltd. (Reg.)	45,053	1,131,433
Adecco SA (Reg.)	3,933	185,652
Alcon, Inc. (Switzerland) (a)	12,021	722,929
Baloise Holdings AG	1,136	172,409
Banque Cantonale Vaudoise	732	76,598
Barry Callebaut AG	74	153,656
Clariant AG (Reg.)	4,910	92,343
Coca-Cola HBC AG	4,885	128,081
Compagnie Financiere Richemont SA Series A	12,737	790,727
Credit Suisse Group AG	59,432	633,799
Ems-Chemie Holding AG	202	173,717
Galenica AG	1,120	157,551
Geberit AG (Reg.)	910	500,697
Givaudan SA	226	929,404
Julius Baer Group Ltd.	5,489	240,967
Kuehne & Nagel International AG	1,312	225,086
LafargeHolcim Ltd. (Reg.)	12,758	599,991
Lindt & Spruengli AG	2	170,794
Lindt & Spruengli AG (participation certificate)	30	231,589
Logitech International SA (Reg.)	4,012	290,761
Lonza Group AG	1,821	1,138,736
Nestle SA (Reg. S)	72,676	8,642,758
Novartis AG	52,507	4,324,859
Partners Group Holding AG	458	441,299
Roche Holding AG (participation certificate)	17,165	5,945,210
Schindler Holding AG:
(participation certificate)	1,009	254,305
(Reg.)	481	119,389
SGS SA (Reg.)	148	386,931
Sika AG	3,466	759,863
Sonova Holding AG Class B	1,341	301,470
Straumann Holding AG	253	247,813
Swatch Group AG (Bearer)	634	132,408
Swatch Group AG (Bearer) (Reg.)	1,652	65,462
Swiss Life Holding AG	781	284,287
Swiss Prime Site AG	1,833	166,655
Swiss Re Ltd.	7,198	567,988
Swisscom AG	635	337,306
Temenos Group AG	1,603	236,625
UBS Group AG	89,686	1,048,813
Zurich Insurance Group Ltd.	3,654	1,351,260

TOTAL SWITZERLAND		34,361,621

Taiwan - 3.7%
Accton Technology Corp.	12,000	93,795
Acer, Inc.	71,000	49,087
Advantech Co. Ltd.	8,798	92,588
ASE Technology Holding Co. Ltd.	80,500	205,765
Asia Cement Corp.	53,000	72,112
ASUSTeK Computer, Inc.	19,000	140,096
AU Optronics Corp.	212,000	72,053
Catcher Technology Co. Ltd.	17,000	125,060
Cathay Financial Holding Co. Ltd.	192,436	259,535
Chang Hwa Commercial Bank	121,001	78,299
Cheng Shin Rubber Industry Co. Ltd.	44,000	50,875
Chicony Electronics Co. Ltd.	14,030	41,523
China Airlines Ltd.	60,000	16,327
China Development Finance Holding Corp.	309,000	90,926
China Life Insurance Co. Ltd.	65,648	45,387
China Steel Corp.	289,000	194,885
Chinatrust Financial Holding Co. Ltd.	439,000	290,055
Chunghwa Telecom Co. Ltd.	93,000	346,754
Compal Electronics, Inc.	101,000	64,153
Delta Electronics, Inc.	49,000	333,765
E.SUN Financial Holdings Co. Ltd.	278,591	257,129
ECLAT Textile Co. Ltd.	5,000	58,920
EVA Airways Corp.	53,935	19,930
Evergreen Marine Corp. (Taiwan) (a)	55,358	20,739
Far Eastern Textile Ltd.	72,000	62,775
Far EasTone Telecommunications Co. Ltd.	39,000	83,812
Feng Tay Enterprise Co. Ltd.	8,500	50,805
First Financial Holding Co. Ltd.	241,872	194,407
Formosa Chemicals & Fibre Corp.	86,000	197,412
Formosa Petrochemical Corp.	28,000	77,720
Formosa Plastics Corp.	94,000	251,311
Formosa Taffeta Co. Ltd.	18,000	18,514
Foxconn Technology Co. Ltd.	23,000	42,456
Fubon Financial Holding Co. Ltd.	162,000	230,349
Giant Manufacturing Co. Ltd.	7,000	73,547
GlobalWafers Co. Ltd.	5,000	71,776
Highwealth Construction Corp.	16,000	23,323
HIWIN Technologies Corp.	6,221	65,469
Hon Hai Precision Industry Co. Ltd. (Foxconn)	304,800	813,852
Hotai Motor Co. Ltd.	7,000	159,730
Hua Nan Financial Holdings Co. Ltd.	191,634	131,185
Innolux Corp.	202,000	57,101
Inventec Corp.	60,000	51,086
Largan Precision Co. Ltd.	2,000	260,541
Lite-On Technology Corp.	51,000	86,152
MediaTek, Inc.	37,000	883,353
Mega Financial Holding Co. Ltd.	270,000	297,476
Micro-Star International Co. Ltd.	16,000	71,112
Nan Ya Plastics Corp.	127,000	264,277
Nanya Technology Corp.	30,000	61,917
Nien Made Enterprise Co. Ltd.	4,000	43,866
Novatek Microelectronics Corp.	15,000	148,151
Pegatron Corp.	47,000	98,764
Phison Electronics Corp.	5,000	50,150
Pou Chen Corp.	57,000	51,541
Powertech Technology, Inc.	18,000	60,200
President Chain Store Corp.	14,000	133,506
Quanta Computer, Inc.	70,000	195,014
Realtek Semiconductor Corp.	12,000	153,055
Ruentex Development Co. Ltd.	13,000	22,492
Shin Kong Financial Holding Co. Ltd.	267,953	77,661
Sinopac Holdings Co.	246,100	89,264
Standard Foods Corp.	10,000	20,877
Synnex Technology International Corp.	33,000	49,227
Taishin Financial Holdings Co. Ltd.	232,808	105,851
Taiwan Business Bank	135,826	46,722
Taiwan Cement Corp.	111,937	171,554
Taiwan Cooperative Financial Holding Co. Ltd.	219,874	160,251
Taiwan High Speed Rail Corp.	46,000	52,169
Taiwan Mobile Co. Ltd.	40,000	143,042
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	8,741,128
Tatung Co. Ltd. (a)	15,000	8,174
The Shanghai Commercial & Savings Bank Ltd.	81,899	118,126
Unified-President Enterprises Corp.	118,000	287,344
United Microelectronics Corp.	271,000	205,026
Vanguard International Semiconductor Corp.	21,000	68,088
Walsin Technology Corp.	8,000	47,817
Win Semiconductors Corp.	8,000	86,370
Winbond Electronics Corp.	72,000	32,123
Wistron Corp.	68,763	80,796
Wiwynn Corp.	1,629	43,496
WPG Holding Co. Ltd.	39,400	53,541
Yageo Corp.	9,396	124,482
Yuanta Financial Holding Co. Ltd.	227,000	139,159

TOTAL TAIWAN		19,510,243

Thailand - 0.6%
Advanced Info Service PCL	1,700	10,083
Advanced Info Service PCL (For. Reg.)	27,100	160,741
Airports of Thailand PCL (For. Reg.)	119,000	196,489
Asset World Corp. PCL	35,100	4,524
Asset World Corp. PCL	146,400	18,869
B. Grimm Power PCL	25,000	39,275
Bangkok Bank PCL (For. Reg.)	11,400	36,367
Bangkok Commercial Asset Management PCL	58,300	45,982
Bangkok Dusit Medical Services PCL	8,300	5,881
Bangkok Dusit Medical Services PCL (For. Reg.)	218,500	154,820
Bangkok Expressway and Metro PCL	174,200	49,428
Berli Jucker PCL	1,600	1,898
Berli Jucker PCL (For. Reg)	27,500	32,623
BTS Group Holdings PCL	6,900	2,323
BTS Group Holdings PCL (For. Reg.)	180,200	60,664
Bumrungrad Hospital PCL	300	1,101
Bumrungrad Hospital PCL (For. Reg.)	9,200	33,774
C.P. ALL PCL (For. Reg.)	143,700	314,445
Central Pattana PCL	2,000	3,094
Central Pattana PCL (For. Reg.)	51,400	79,514
Central Retail Corp. PCL (b)	600	567
Central Retail Corp. PCL	41,417	39,173
Charoen Pokphand Foods PCL	4,200	4,545
Charoen Pokphand Foods PCL (For. Reg.)	88,500	95,764
Electricity Generating PCL	300	2,280
Electricity Generating PCL (For. Reg.)	6,600	50,151
Energy Absolute PCL	1,500	2,272
Energy Absolute PCL	34,100	51,658
Global Power Synergy Public Co. Ltd.	16,000	35,139
Global Power Synergy Public Co. Ltd.	600	1,318
Gulf Energy Development PCL	47,900	51,832
Gulf Energy Development PCL	2,800	3,030
Home Product Center PCL	7,800	3,901
Home Product Center PCL (For. Reg.)	135,600	67,822
Indorama Ventures PCL (For. Reg.)	41,700	33,424
Intouch Holdings PCL	2,700	4,913
Intouch Holdings PCL (For. Reg.)	51,400	93,522
IRPC PCL (For. Reg.)	258,400	21,043
Kasikornbank PCL (For. Reg.)	42,400	110,792
Krung Thai Bank PCL (For. Reg.)	79,900	25,233
Krungthai Card PCL	1,000	986
Krungthai Card PCL (For. Reg.)	17,700	17,450
Land & House PCL (For. Reg.)	191,500	45,434
Minor International PCL:
warrants 9/30/21 (a)	1,750	56
(For. Reg.)	96,480	56,298
Muangthai Leasing PCL	17,000	27,252
Muangthai Leasing PCL	1,000	1,603
Osotspa PCL	400	545
Osotspa PCL	17,100	23,301
PTT Exploration and Production PCL	1,700	4,960
PTT Exploration and Production PCL (For. Reg.)	31,900	93,072
PTT Global Chemical PCL	3,100	4,671
PTT Global Chemical PCL (For. Reg.)	51,700	77,906
PTT PCL	16,000	20,006
PTT PCL (For. Reg.)	261,600	327,105
Ratchaburi Electric Generating Holding PCL (For. Reg.)	18,300	35,057
Siam Cement PCL	900	11,023
Siam Cement PCL (For. Reg.)	17,900	219,231
Siam Commercial Bank PCL	700	1,504
Siam Commercial Bank PCL (For. Reg.)	19,500	41,888
Srisawad Corp. PCL	900	1,385
Srisawad Corp. PCL	16,900	26,008
Thai Oil PCL	1,100	1,481
Thai Oil PCL (For. Reg.)	25,700	34,607
Thai Union Frozen Products PCL	2,300	988
Thai Union Frozen Products PCL (For. Reg.)	71,100	30,546
TMB Bank PCL (For. Reg.)	553,682	16,864
Total Access Communication PCL	700	825
Total Access Communication PCL (For. Reg.)	16,200	19,088
True Corp. PCL	10,800	1,163
True Corp. PCL (For. Reg.)	268,100	28,882

TOTAL THAILAND		3,121,459

Turkey - 0.1%
Akbank TAS (a)	74,962	56,171
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,000	13,842
Aselsan A/S	8,267	41,684
Bim Birlesik Magazalar A/S JSC	11,123	113,648
Eregli Demir ve Celik Fabrikalari T.A.S.	34,093	37,247
Ford Otomotiv Sanayi A/S	1,675	19,881
Haci Omer Sabanci Holding A/S	21,830	26,160
Koc Holding A/S	18,305	42,327
TAV Havalimanlari Holding A/S	4,269	10,134
Tupras Turkiye Petrol Rafinerileri A/S (a)	2,996	35,367
Turk Hava Yollari AO (a)	12,855	19,651
Turkcell Iletisim Hizmet A/S	26,587	56,497
Turkiye Garanti Bankasi A/S (a)	55,785	56,000
Turkiye Is Bankasi A/S Series C (a)	37,077	25,450
Yapi ve Kredi Bankasi A/S (a)	68,778	21,047

TOTAL TURKEY		575,106

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (d)	68,509	93,630
Aldar Properties PJSC (a)	93,692	44,128
Dubai Islamic Bank Pakistan Ltd. (a)	45,310	46,505
Emaar Malls Group PJSC (a)	63,247	22,901
Emaar Properties PJSC (a)	85,847	60,065
Emirates NBD Bank PJSC	31,272	75,261
Emirates Telecommunications Corp.	42,781	193,805
National Bank of Abu Dhabi PJSC (a)	66,940	199,008

TOTAL UNITED ARAB EMIRATES		735,303

United Kingdom - 8.2%
3i Group PLC	23,837	277,579
Admiral Group PLC	4,646	145,959
Anglo American PLC (United Kingdom)	30,007	734,599
Antofagasta PLC	9,655	129,860
Ashtead Group PLC	11,008	350,871
Associated British Foods PLC	8,677	200,472
AstraZeneca PLC (United Kingdom)	32,049	3,540,764
Auto Trader Group PLC (b)	23,651	165,214
Aveva Group PLC	1,581	85,803
Aviva PLC	95,752	329,296
BAE Systems PLC	78,321	501,952
Barclays PLC	422,790	548,147
Barratt Developments PLC	24,940	166,693
Berkeley Group Holdings PLC	3,083	179,748
BHP Billiton PLC	51,597	1,115,704
BP PLC	494,314	1,790,162
BP PLC sponsored ADR	29	639
British American Tobacco PLC (United Kingdom)	56,111	1,854,375
British Land Co. PLC	21,482	102,514
BT Group PLC	217,165	280,232
Bunzl PLC	8,227	236,706
Burberry Group PLC	9,818	159,972
Coca-Cola European Partners PLC	5,041	207,538
Compass Group PLC	43,479	597,882
Croda International PLC	3,146	235,968
Diageo PLC	57,076	2,088,448
Direct Line Insurance Group PLC	33,507	130,003
Evraz PLC	12,449	47,013
GlaxoSmithKline PLC	122,549	2,441,215
Halma PLC	9,268	264,231
Hargreaves Lansdown PLC	8,116	185,811
Hikma Pharmaceuticals PLC	4,234	119,160
HSBC Holdings PLC (United Kingdom)	496,011	2,233,450
Imperial Brands PLC	23,211	387,690
Informa PLC	36,633	173,699
InterContinental Hotel Group PLC	4,196	193,272
Intertek Group PLC	3,946	277,791
ITV PLC	88,203	65,441
J Sainsbury PLC	43,560	106,713
John David Group PLC	10,728	85,044
Johnson Matthey PLC	4,728	138,571
Kingfisher PLC	51,586	163,346
Land Securities Group PLC	17,196	129,790
Legal & General Group PLC	145,627	407,939
Lloyds Banking Group PLC	1,715,033	584,330
London Stock Exchange Group PLC	7,695	849,982
M&G PLC	63,470	133,430
Melrose Industries PLC	118,685	132,459
Mondi PLC	11,742	209,497
Mondi PLC	237	4,266
National Grid PLC	85,634	1,009,303
Next PLC	3,254	232,142
NMC Health PLC	2,259	677
Ocado Group PLC (a)	11,282	303,190
Pearson PLC	18,730	128,698
Persimmon PLC	7,868	247,387
Prudential PLC	63,503	907,506
Reckitt Benckiser Group PLC	17,324	1,737,071
RELX PLC (London Stock Exchange)	47,233	998,522
Rentokil Initial PLC	45,118	315,496
Rio Tinto PLC	27,398	1,667,778
Rolls-Royce Holdings PLC	47,148	141,437
Royal Bank of Scotland Group PLC	117,960	163,674
Royal Dutch Shell PLC:
Class A (United Kingdom)	100,785	1,473,031
Class B (United Kingdom)	90,650	1,272,405
RSA Insurance Group PLC	25,157	141,305
Sage Group PLC	26,677	254,708
Schroders PLC	3,043	118,104
Scottish & Southern Energy PLC	25,095	425,670
Segro PLC	28,861	366,155
Severn Trent PLC	5,714	183,251
Smith & Nephew PLC	21,378	421,948
Smiths Group PLC	9,672	171,552
Spirax-Sarco Engineering PLC	1,796	242,384
St. James's Place Capital PLC	13,114	161,740
Standard Chartered PLC (United Kingdom)	66,289	334,768
Standard Life PLC	56,979	186,762
Taylor Wimpey PLC	89,282	138,316
Tesco PLC	239,679	676,457
Unilever PLC	28,545	1,699,713
United Utilities Group PLC	16,451	193,809
Vodafone Group PLC	652,666	980,859
Vodafone Group PLC sponsored ADR	110	1,672
Whitbread PLC	4,932	140,741
WM Morrison Supermarkets PLC	59,174	144,732

TOTAL UNITED KINGDOM		43,074,203

United States of America - 0.1%
Legend Biotech Corp. ADR	62	2,185
NICE Systems Ltd. sponsored ADR (a)	2	410
Southern Copper Corp.	2,079	90,873
Yum China Holdings, Inc.	8,706	446,095

TOTAL UNITED STATES OF AMERICA		539,563

TOTAL COMMON STOCKS
(Cost $515,153,292)		508,312,416

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Banco Bradesco SA (PN)	103,359	444,619
Braskem SA (PN-A)	4,600	20,105
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	6,255	46,104
Companhia Energetica de Minas Gerais (CEMIG) (PN)	22,000	50,608
Companhia Paranaense de Energia-Copel (PN-B)	2,400	30,540
Gerdau SA	26,500	88,646
Itau Unibanco Holding SA	117,950	608,003
Itausa-Investimentos Itau SA (PN)	109,147	223,251
Lojas Americanas SA (PN)	22,116	144,570
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	113,500	483,020
Telefonica Brasil SA	11,400	115,059

TOTAL BRAZIL		2,254,525

Chile - 0.0%
Embotelladora Andina SA Class B	9,246	23,205
Sociedad Quimica y Minera de Chile SA (PN-B)	2,816	85,738

TOTAL CHILE		108,943

Colombia - 0.0%
Bancolombia SA (PN)	10,988	78,002
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,365	70,040
Fuchs Petrolub AG	1,703	74,424
Henkel AG & Co. KGaA	4,354	427,741
Porsche Automobil Holding SE (Germany)	3,764	213,054
Sartorius AG (non-vtg.)	869	333,092
Volkswagen AG	4,553	670,401

TOTAL GERMANY		1,788,752

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	152,307	60,784
Korea (South) - 0.2%
AMOREPACIFIC Corp.	487	25,045
Hyundai Motor Co.	536	30,927
Hyundai Motor Co. Series 2	1,380	79,856
LG Chemical Ltd.	286	63,616
LG Household & Health Care Ltd.	69	41,197
Samsung Electronics Co. Ltd.	21,636	895,575

TOTAL KOREA (SOUTH)		1,136,216

Russia - 0.0%
Surgutneftegas OJSC	177,900	89,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,527,978)		5,517,005
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20(f)
(Cost $289,896)	290,000	289,928
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.14% (g)	9,184,247	9,187,003
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	463,070	463,117
TOTAL MONEY MARKET FUNDS
(Cost $9,649,342)		9,650,120
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $531,620,508)		523,769,469
NET OTHER ASSETS (LIABILITIES) - 0.9%(i)		4,698,317
NET ASSETS - 100%		$528,467,786

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	103	Sept. 2020	$9,340,040	$110,451	$110,451
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	81	Sept. 2020	4,330,665	261,928	261,928
TME S&P/TSX 60 Index Contracts (Canada)	7	Sept. 2020	1,009,041	38,823	38,823
TOTAL FUTURES CONTRACTS					$411,202

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,715,915 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $289,928.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $1,065,571 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,671
Fidelity Securities Lending Cash Central Fund	16,993
Total	$113,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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